UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

(formerly Fidelity Consumer Discretionary
Central Investment Portfolio)

June 30, 2007

1.851896.100

CDCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	94,700	$ 10,963,419
AUTOMOBILES - 2.4%
Automobile Manufacturers - 1.9%
General Motors Corp. (d)	229,700	8,682,660
Renault SA	16,100	2,597,555
Toyota Motor Corp. sponsored ADR	23,600	2,970,768
		14,250,983
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	65,200	3,886,572
TOTAL AUTOMOBILES		18,137,555
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	619	27,620
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Sotheby's Class A (ltd. vtg.)	147,700	6,797,154
DIVERSIFIED FINANCIAL SERVICES - 1.3%
Specialized Finance - 1.3%
Moody's Corp. (d)	156,500	9,734,300
FOOD & STAPLES RETAILING - 2.4%
Food Retail - 1.4%
Susser Holdings Corp.	244,298	3,960,071
Tesco PLC Sponsored ADR	249,400	6,359,700
		10,319,771
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	126,100	7,379,372
TOTAL FOOD & STAPLES RETAILING		17,699,143
HOTELS, RESTAURANTS & LEISURE - 16.5%
Casinos & Gaming - 7.3%
Aristocrat Leisure Ltd.	141,429	1,723,318
Bally Technologies, Inc. (a)	135,215	3,572,380
Boyd Gaming Corp.	90,300	4,441,857
International Game Technology	336,700	13,366,990
Las Vegas Sands Corp. (a)	162,700	12,428,653
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Casinos & Gaming - continued
MGM Mirage, Inc. (a)	51,100	$ 4,214,728
Penn National Gaming, Inc. (a)	144,968	8,711,127
Wynn Resorts Ltd. (d)	63,400	5,686,346
		54,145,399
Hotels, Resorts & Cruise Lines - 3.7%
Accor SA	73,500	6,537,490
Carnival Corp. unit	116,100	5,662,197
Hilton Hotels Corp.	245,300	8,210,191
Home Inns & Hotels Management, Inc. ADR (d)	56,800	1,829,528
Starwood Hotels & Resorts Worldwide, Inc.	84,900	5,694,243
		27,933,649
Restaurants - 5.5%
Applebee's International, Inc.	139,300	3,357,130
McDonald's Corp.	736,858	37,402,912
		40,760,042
TOTAL HOTELS, RESTAURANTS & LEISURE		122,839,090
HOUSEHOLD DURABLES - 2.5%
Homebuilding - 1.6%
Centex Corp.	128,500	5,152,850
D.R. Horton, Inc.	98,400	1,961,112
Toll Brothers, Inc. (a)	205,100	5,123,398
		12,237,360
Household Appliances - 0.9%
The Stanley Works	31,200	1,893,840
Whirlpool Corp.	39,900	4,436,880
		6,330,720
TOTAL HOUSEHOLD DURABLES		18,568,080
INTERNET & CATALOG RETAIL - 2.6%
Catalog Retail - 1.3%
Liberty Media Corp. New - Interactive Series A (a)	437,200	9,762,676
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - 1.3%
Amazon.com, Inc. (a)	69,100	$ 4,727,131
Blue Nile, Inc. (a)(d)	86,161	5,204,124
		9,931,255
TOTAL INTERNET & CATALOG RETAIL		19,693,931
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
Google, Inc. Class A (sub. vtg.) (a)	31,033	16,242,052
LoopNet, Inc.	129,800	3,028,234
		19,270,286
LEISURE EQUIPMENT & PRODUCTS - 0.3%
Photographic Products - 0.3%
Eastman Kodak Co.	86,000	2,393,380
MEDIA - 25.7%
Advertising - 1.4%
National CineMedia, Inc.	146,385	4,100,244
Omnicom Group, Inc.	115,800	6,128,136
		10,228,380
Broadcasting & Cable TV - 6.9%
Citadel Broadcasting Corp.	957	6,173
Clear Channel Communications, Inc.	234,200	8,857,444
Comcast Corp. Class A (d)	1,193,350	33,557,002
Grupo Televisa SA de CV (CPO) sponsored ADR	270,900	7,479,549
Time Warner Cable, Inc. (a)	47,200	1,848,824
		51,748,992
Movies & Entertainment - 12.4%
Cinemark Holdings, Inc.	100,800	1,803,312
Live Nation, Inc. (a)	90,700	2,029,866
News Corp.:
Class A	1,044,824	22,160,717
Class B	75,000	1,720,500
Regal Entertainment Group Class A (d)	343,100	7,524,183
The Walt Disney Co.	249,100	8,504,274
Time Warner, Inc. (d)	2,223,900	46,790,855
Viacom, Inc. Class B (non-vtg.) (a)	59,500	2,476,985
		93,010,692
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 5.0%
Getty Images, Inc. (a)	89,500	$ 4,278,995
McGraw-Hill Companies, Inc.	293,000	19,947,440
R.H. Donnelley Corp.	171,400	12,988,692
		37,215,127
TOTAL MEDIA		192,203,191
MULTILINE RETAIL - 12.1%
Department Stores - 5.7%
JCPenney Co., Inc.	173,000	12,521,740
Macy's, Inc.	218,700	8,699,886
Nordstrom, Inc. (d)	155,500	7,949,160
Sears Holdings Corp. (a)	78,000	13,221,000
		42,391,786
General Merchandise Stores - 6.4%
Family Dollar Stores, Inc.	236,800	8,126,976
Target Corp. (d)	624,681	39,729,712
		47,856,688
TOTAL MULTILINE RETAIL		90,248,474
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Bare Escentuals, Inc.	213,100	7,277,365
SPECIALTY RETAIL - 21.2%
Apparel Retail - 4.6%
Abercrombie & Fitch Co. Class A	99,500	7,261,510
Casual Male Retail Group, Inc. (a)	346,752	3,502,195
Payless ShoeSource, Inc. (a)	200,300	6,319,465
Ross Stores, Inc.	103,500	3,187,800
TJX Companies, Inc.	407,152	11,196,680
Urban Outfitters, Inc. (a)	122,000	2,931,660
		34,399,310
Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	240,644	11,230,855
RadioShack Corp. (d)	140,600	4,659,484
		15,890,339
Home Improvement Retail - 8.1%
Home Depot, Inc.	1,135,300	44,674,055
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - continued
Lowe's Companies, Inc.	383,800	$ 11,778,822
Sherwin-Williams Co.	57,700	3,835,319
		60,288,196
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc. (d)	107,400	3,391,692
Specialty Stores - 5.9%
OfficeMax, Inc.	29,100	1,143,630
PETsMART, Inc.	380,537	12,348,426
Staples, Inc.	920,912	21,853,242
Tiffany & Co., Inc. (d)	165,900	8,802,654
		44,147,952
TOTAL SPECIALTY RETAIL		158,117,489
TEXTILES, APPAREL & LUXURY GOODS - 7.0%
Apparel, Accessories & Luxury Goods - 3.8%
Burberry Group PLC	146,500	2,021,062
Coach, Inc. (a)	378,500	17,937,115
Polo Ralph Lauren Corp. Class A	84,300	8,270,673
		28,228,850
Footwear - 3.2%
Deckers Outdoor Corp. (a)	86,200	8,697,580
Iconix Brand Group, Inc. (a)	292,900	6,508,238
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	296,138	8,647,230
		23,853,048
TOTAL TEXTILES, APPAREL & LUXURY GOODS		52,081,898
TOTAL COMMON STOCKS (Cost $658,694,127)		746,052,375
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	3,141,013	$ 3,141,013
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	92,428,013	92,428,013
TOTAL MONEY MARKET FUNDS (Cost $95,569,026)		95,569,026
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $754,263,153)		841,621,401
NET OTHER ASSETS - (12.8)%		(95,747,155)
NET ASSETS - 100%		$ 745,874,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,391
Fidelity Securities Lending Cash Central Fund	222,996
Total	$ 432,387
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $755,035,942. Net unrealized appreciation aggregated $86,585,459, of which $99,070,200 related to appreciated investment securities and $12,484,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

(formerly Fidelity Consumer Staples
Central Investment Portfolio)

June 30, 2007

1.851897.100

CSCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BEVERAGES - 28.7%
Brewers - 5.3%
Boston Beer Co., Inc. Class A (a)	100	$ 3,935
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	7,000
Grupo Modelo SA de CV Series C	259,800	1,405,689
Heineken NV (Bearer)	147,000	8,599,500
InBev SA (d)	67,700	5,390,309
Molson Coors Brewing Co. Class B	78,060	7,217,428
SABMiller PLC	240,200	6,106,496
		28,730,357
Distillers & Vintners - 3.7%
Brown-Forman Corp. Class B (non-vtg.)	93,300	6,818,364
Constellation Brands, Inc. Class A (sub. vtg.)	48,300	1,172,724
Diageo PLC	384,800	8,014,422
Pernod Ricard SA	17,960	3,985,143
		19,990,653
Soft Drinks - 19.7%
Coca-Cola Femsa SA de CV sponsored ADR	45,000	1,992,600
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	92,300	4,243,954
Coca-Cola Icecek AS	140,000	1,056,000
Fomento Economico Mexicano SA de CV sponsored ADR	300	11,796
Hansen Natural Corp. (a)	100	4,298
PepsiCo, Inc.	755,400	48,987,690
The Coca-Cola Co.	954,200	49,914,202
		106,210,540
TOTAL BEVERAGES		154,931,550
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)(d)	100,700	1,359,450
FOOD & STAPLES RETAILING - 19.7%
Drug Retail - 8.9%
CVS Caremark Corp.	804,066	29,308,206
Rite Aid Corp. (a)	219,000	1,397,220
Walgreen Co.	400,600	17,442,124
		48,147,550
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.0%
Sysco Corp.	150,700	$ 4,971,593
United Natural Foods, Inc. (a)	19,300	512,994
		5,484,587
Food Retail - 5.8%
Kroger Co.	411,800	11,583,934
Safeway, Inc.	297,800	10,134,134
SUPERVALU, Inc.	143,500	6,646,920
Tesco PLC	100	850
The Great Atlantic & Pacific Tea Co. (d)	78,000	2,616,120
		30,981,958
Hypermarkets & Super Centers - 4.0%
Wal-Mart Stores, Inc.	448,608	21,582,531
TOTAL FOOD & STAPLES RETAILING		106,196,626
FOOD PRODUCTS - 15.2%
Agricultural Products - 2.2%
Archer-Daniels-Midland Co.	200,100	6,621,309
Bunge Ltd.	47,400	4,005,300
Nutreco Holding NV	19,000	1,392,446
		12,019,055
Packaged Foods & Meats - 13.0%
BioMar Holding AS	14,600	832,412
Cadbury Schweppes PLC sponsored ADR	100	5,430
Groupe Danone	80,400	6,530,978
Industrias Bachoco SA de CV sponsored ADR	42,000	1,364,160
Kellogg Co.	77,400	4,008,546
Koninklijke Numico NV (d)	169,600	8,844,047
Koninklijke Wessanen NV	85,000	1,416,130
Lindt & Spruengli AG	78	2,318,418
Marine Harvest ASA (a)	1,333,000	1,451,173
Nestle SA (Reg.)	67,474	25,815,552
Smithfield Foods, Inc. (a)	42,000	1,293,180
Tyson Foods, Inc. Class A	104,800	2,414,592
Unilever PLC	421,600	13,600,816
		69,895,434
TOTAL FOOD PRODUCTS		81,914,489
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)	29,000	$ 1,335,740
Starbucks Corp. (a)	77,000	2,020,480
		3,356,220
HOUSEHOLD PRODUCTS - 21.1%
Household Products - 21.1%
Colgate-Palmolive Co.	352,100	22,833,685
Henkel KGaA	58,934	2,822,752
Procter & Gamble Co.	1,438,902	88,046,412
		113,702,849
PERSONAL PRODUCTS - 2.9%
Personal Products - 2.9%
Avon Products, Inc.	358,011	13,156,904
Bare Escentuals, Inc.	38,430	1,312,385
Herbalife Ltd.	36,006	1,427,638
		15,896,927
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Johnson & Johnson	21,600	1,330,992
TOBACCO - 10.2%
Tobacco - 10.2%
Altria Group, Inc.	293,400	20,579,076
British American Tobacco PLC sponsored ADR (d)	372,500	25,754,650
Loews Corp. - Carolina Group	80,300	6,204,781
Souza Cruz Industria Comerico	111,800	2,695,463
		55,233,970
TOTAL COMMON STOCKS (Cost $466,725,853)		533,923,073
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	5,271,351	$ 5,271,351
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	17,993,200	17,993,200
TOTAL MONEY MARKET FUNDS (Cost $23,264,551)		23,264,551
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $489,990,404)		557,187,624
NET OTHER ASSETS - (3.3)%		(17,545,736)
NET ASSETS - 100%		$ 539,641,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 282,169
Fidelity Securities Lending Cash Central Fund	81,329
Total	$ 363,498
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $490,597,977. Net unrealized appreciation aggregated $66,589,647, of which $71,311,138 related to appreciated investment securities and $4,721,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy
Central Fund

(formerly Fidelity Energy
Central Investment Portfolio)

June 30, 2007

1.851898.100

ENCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Fuel Tech, Inc. (a)	13,701	$ 469,259
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	638,750
Fluor Corp.	13,300	1,481,221
Jacobs Engineering Group, Inc. (a)	74,112	4,262,181
		6,382,152
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 0.1%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	13,300	485,051
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	54,452	2,009,114
Vestas Wind Systems AS (a)	123,217	8,156,801
		10,165,915
TOTAL ELECTRICAL EQUIPMENT		10,650,966
ENERGY EQUIPMENT & SERVICES - 30.0%
Oil & Gas Drilling - 10.9%
Diamond Offshore Drilling, Inc.	142,380	14,460,113
GlobalSantaFe Corp.	208,674	15,076,697
Noble Corp.	186,200	18,158,224
Pride International, Inc. (a)	296,200	11,095,652
Transocean, Inc. (a)	148,500	15,738,030
		74,528,716
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	112,200	9,439,386
Cameron International Corp. (a)	30,700	2,194,129
FMC Technologies, Inc. (a)	9,100	720,902
Grant Prideco, Inc. (a)	29,100	1,566,453
Halliburton Co.	232,100	8,007,450
Hanover Compressor Co. (a)	68,600	1,636,110
National Oilwell Varco, Inc. (a)	287,200	29,937,728
Oceaneering International, Inc. (a)	46,300	2,437,232
Schlumberger Ltd. (NY Shares)	513,600	43,625,184
Smith International, Inc.	241,673	14,171,705
Superior Energy Services, Inc. (a)	137,800	5,500,976
Universal Compression Holdings, Inc. (a)	26,200	1,898,714
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
W-H Energy Services, Inc. (a)	53,000	$ 3,281,230
Weatherford International Ltd. (a)	113,300	6,258,692
		130,675,891
TOTAL ENERGY EQUIPMENT & SERVICES		205,204,607
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	15,072	796,555
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	4,100	340,792
MULTI-UTILITIES - 0.2%
Multi-Utilities - 0.2%
Sempra Energy	27,600	1,634,748
OIL, GAS & CONSUMABLE FUELS - 67.0%
Coal & Consumable Fuels - 3.1%
Arch Coal, Inc.	122,715	4,270,482
CONSOL Energy, Inc. (d)	177,139	8,167,879
Foundation Coal Holdings, Inc.	18,400	747,776
International Coal Group, Inc. (a)	11,200	66,976
Natural Resource Partners LP	1,800	68,472
Peabody Energy Corp. (d)	157,495	7,619,608
		20,941,193
Integrated Oil & Gas - 26.0%
Chevron Corp.	257,500	21,691,800
ConocoPhillips	485,500	38,111,750
Exxon Mobil Corp.	1,022,932	85,803,536
Hess Corp.	99,000	5,837,040
Marathon Oil Corp.	128,000	7,674,880
Occidental Petroleum Corp.	188,300	10,898,804
Petroleo Brasileiro SA Petrobras sponsored ADR	39,700	4,814,419
Suncor Energy, Inc.	34,900	3,143,867
		177,976,096
Oil & Gas Exploration & Production - 24.9%
Aurora Oil & Gas Corp. (a)	266,750	568,178
Cabot Oil & Gas Corp.	591,300	21,807,144
Canadian Natural Resources Ltd.	25,400	1,687,690
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Chesapeake Energy Corp. (d)	419,800	$ 14,525,080
EOG Resources, Inc.	224,200	16,380,052
Forest Oil Corp. (a)	23,680	1,000,717
Goodrich Petroleum Corp. (d)	11,000	380,930
Mariner Energy, Inc. (a)	183,300	4,445,025
Newfield Exploration Co. (a)	36,900	1,680,795
Noble Energy, Inc.	71,900	4,485,841
Petrohawk Energy Corp. (a)	230,500	3,655,730
Plains Exploration & Production Co. (a)	236,700	11,316,627
Quicksilver Resources, Inc. (a)(d)	220,000	9,807,600
Range Resources Corp.	783,996	29,329,290
Talisman Energy, Inc.	112,700	2,179,413
Ultra Petroleum Corp. (a)	455,400	25,156,296
W&T Offshore, Inc.	83,800	2,345,562
Western Oil Sands, Inc. Class A (a)	59,400	1,979,535
XTO Energy, Inc.	294,900	17,723,490
		170,454,995
Oil & Gas Refining & Marketing - 11.1%
Petroplus Holdings AG	8,351	859,983
Sunoco, Inc.	118,700	9,458,016
Tesoro Corp.	84,000	4,800,600
Valero Energy Corp.	808,700	59,730,582
Western Refining, Inc.	16,800	971,040
		75,820,221
Oil & Gas Storage & Transport - 1.9%
Williams Companies, Inc.	400,524	12,664,569
TOTAL OIL, GAS & CONSUMABLE FUELS		457,857,074
TOTAL COMMON STOCKS (Cost $522,936,340)		683,336,153
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	848,574	$ 848,574
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	24,785,329	24,785,329
TOTAL MONEY MARKET FUNDS (Cost $25,633,903)		25,633,903
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $548,570,243)		708,970,056
NET OTHER ASSETS - (3.7)%		(25,313,620)
NET ASSETS - 100%		$ 683,656,436
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,777
Fidelity Securities Lending Cash Central Fund	57,306
Total	$ 206,083
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $549,892,892. Net unrealized appreciation aggregated $159,077,164, of which $162,157,082 related to appreciated investment securities and $3,079,918 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

(formerly Fidelity Financials
Central Investment Portfolio)

June 30, 2007

1.851899.100

FNCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CAPITAL MARKETS - 18.3%
Asset Management & Custody Banks - 8.3%
Affiliated Managers Group, Inc. (d)	17,400	$ 2,240,424
American Capital Strategies Ltd. (d)	126,200	5,366,024
EFG International	190,330	8,787,338
Fortress Investment Group LLC (d)	176,200	4,197,084
Franklin Resources, Inc.	149,100	19,751,277
Investors Financial Services Corp.	271,600	16,749,572
Janus Capital Group, Inc.	251,900	7,012,896
Julius Baer Holding AG (Bearer)	107,798	7,756,585
KKR Private Equity Investors, LP	201,900	4,542,750
Mellon Financial Corp.	82,700	3,638,800
State Street Corp.	292,400	20,000,160
T. Rowe Price Group, Inc.	172,300	8,940,647
The Blackstone Group LP	169,400	4,958,338
		113,941,895
Diversified Capital Markets - 0.7%
Credit Suisse Group sponsored ADR	93,500	6,634,760
UBS AG (NY Shares)	60,900	3,654,609
		10,289,369
Investment Banking & Brokerage - 9.3%
Bear Stearns Companies, Inc.	24,700	3,458,000
Charles Schwab Corp.	730,000	14,979,600
Goldman Sachs Group, Inc.	98,500	21,349,875
Lazard Ltd. Class A	247,400	11,140,422
Merrill Lynch & Co., Inc.	486,546	40,665,515
Morgan Stanley	425,700	35,707,716
		127,301,128
TOTAL CAPITAL MARKETS		251,532,392
COMMERCIAL BANKS - 15.3%
Diversified Banks - 10.7%
Banco Bilbao Vizcaya Argentaria SA	450,400	10,980,752
ICICI Bank Ltd. sponsored ADR (d)	81,200	3,990,980
Kookmin Bank sponsored ADR	31,100	2,728,092
U.S. Bancorp, Delaware	548,800	18,082,960
Unicredito Italiano SpA	1,445,300	12,966,782
Wachovia Corp.	664,902	34,076,228
Wells Fargo & Co.	1,835,200	64,543,984
		147,369,778
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - 4.6%
Cathay General Bancorp	190,900	$ 6,402,786
Colonial Bancgroup, Inc.	206,700	5,161,299
Commerce Bancorp, Inc.	126,400	4,675,536
Nara Bancorp, Inc.	73,000	1,162,890
PNC Financial Services Group, Inc.	324,900	23,256,342
SVB Financial Group (a)	229,100	12,167,501
Wintrust Financial Corp.	121,400	5,323,390
Zions Bancorp	54,200	4,168,522
		62,318,266
TOTAL COMMERCIAL BANKS		209,688,044
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
American Express Co.	525,900	32,174,562
Capital One Financial Corp. (d)	126,400	9,914,816
Dollar Financial Corp. (a)	149,100	4,249,350
		46,338,728
DIVERSIFIED FINANCIAL SERVICES - 17.2%
Multi-Sector Holdings - 0.1%
Compass Diversified Trust	100,000	1,783,000
Other Diversifed Financial Services - 15.4%
Bank of America Corp.	1,329,678	65,007,957
BlackRock Kelso Capital Corp.	100,000	1,475,000
Citigroup, Inc. (d)	1,416,199	72,636,847
JPMorgan Chase & Co.	1,492,700	72,321,315
		211,441,119
Specialized Finance - 1.7%
CBOT Holdings, Inc. Class A (a)	16,900	3,491,540
Chicago Mercantile Exchange Holdings, Inc. Class A	18,800	10,045,968
MarketAxess Holdings, Inc. (a)	505,552	9,094,880
		22,632,388
TOTAL DIVERSIFIED FINANCIAL SERVICES		235,856,507
Common Stocks - continued
	Shares	Value
INSURANCE - 31.1%
Insurance Brokers - 0.8%
National Financial Partners Corp. (d)	162,300	$ 7,516,113
Willis Group Holdings Ltd.	82,100	3,617,326
		11,133,439
Life & Health Insurance - 5.0%
AFLAC, Inc.	286,000	14,700,400
MetLife, Inc.	472,400	30,460,352
Prudential Financial, Inc.	235,800	22,926,834
		68,087,586
Multi-Line Insurance - 8.8%
American International Group, Inc.	1,358,036	95,103,261
Hartford Financial Services Group, Inc.	255,380	25,157,484
		120,260,745
Property & Casualty Insurance - 7.7%
ACE Ltd.	732,740	45,810,905
Allied World Assurance Co. Holdings Ltd.	98,300	5,037,875
Aspen Insurance Holdings Ltd.	437,300	12,275,011
Axis Capital Holdings Ltd.	259,700	10,556,805
MBIA, Inc. (d)	169,700	10,558,734
The Travelers Companies, Inc.	277,400	14,840,900
XL Capital Ltd. Class A	76,100	6,414,469
		105,494,699
Reinsurance - 8.8%
Endurance Specialty Holdings Ltd.	302,700	12,120,108
Everest Re Group Ltd.	381,700	41,467,888
Greenlight Capital Re, Ltd.	2,400	54,072
IPC Holdings Ltd.	918,100	29,645,449
Max Capital Group Ltd.	644,100	18,228,030
Montpelier Re Holdings Ltd.	202,098	3,746,897
PartnerRe Ltd. (d)	120,700	9,354,250
Platinum Underwriters Holdings Ltd.	198,400	6,894,400
		121,511,094
TOTAL INSURANCE		426,487,563
REAL ESTATE INVESTMENT TRUSTS - 4.0%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	248,400	3,581,928
Residential REITs - 0.5%
Equity Lifestyle Properties, Inc.	141,300	7,374,447
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 3.2%
Developers Diversified Realty Corp.	281,900	$ 14,858,949
General Growth Properties, Inc.	265,800	14,074,110
Simon Property Group, Inc.	162,000	15,072,480
		44,005,539
TOTAL REAL ESTATE INVESTMENT TRUSTS		54,961,914
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Management & Development - 1.0%
Mitsubishi Estate Co. Ltd.	499,000	13,572,994
THRIFTS & MORTGAGE FINANCE - 9.6%
Thrifts & Mortgage Finance - 9.6%
BankUnited Financial Corp. Class A	307,500	6,171,525
Countrywide Financial Corp.	522,600	18,996,510
Fannie Mae (d)	726,986	47,493,995
Freddie Mac	495,500	30,076,850
Hudson City Bancorp, Inc.	706,900	8,638,318
MGIC Investment Corp.	133,700	7,602,182
Radian Group, Inc.	163,575	8,833,050
Washington Mutual, Inc.	107,900	4,600,856
		132,413,286
TOTAL COMMON STOCKS (Cost $1,153,289,430)		1,370,851,428
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 5.32% (b)	3,183,253	3,183,253
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	49,383,100	49,383,100
TOTAL MONEY MARKET FUNDS (Cost $52,566,353)		52,566,353
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,205,855,783)		1,423,417,781
NET OTHER ASSETS - (3.8)%		(51,575,199)
NET ASSETS - 100%		$ 1,371,842,582
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601,904
Fidelity Securities Lending Cash Central Fund	141,539
Total	$ 743,443
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,207,732,992. Net unrealized appreciation aggregated $215,684,789, of which $225,427,039 related to appreciated investment securities and $9,742,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

(formerly Fidelity Floating Rate
Central Investment Portfolio)

June 30, 2007

1.816012.103

FR1-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.3%
	Principal Amount	Value
Convertible Bonds - 0.6%
Food/Beverage/Tobacco - 0.6%
General Mills, Inc. 5.25% 4/11/37 (a)(b)	$ 15,000,000	$ 14,985,000
Nonconvertible Bonds - 8.7%
Automotive - 1.8%
Ford Motor Credit Co. LLC 9.8056% 4/15/12 (b)	18,700,000	20,055,750
General Motors Acceptance Corp. 6.51% 9/23/08 (b)	8,000,000	8,000,072
GMAC LLC 6.61% 5/15/09 (b)	15,000,000	14,943,750
		42,999,572
Banks and Thrifts - 0.6%
Residential Capital LLC 5.86% 6/9/08 (b)	15,000,000	14,952,750
Broadcasting - 0.2%
Paxson Communications Corp. 8.6056% 1/15/12 (a)(b)	5,000,000	5,081,250
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,843,600
Capital Goods - 0.2%
Esco Corp. 9.235% 12/15/13 (a)(b)	5,250,000	5,427,450
Consumer Products - 0.0%
NPI Merger Corp. 9.37% 10/15/13 (a)(b)	260,000	273,650
Diversified Financial Services - 0.5%
Residential Capital Corp.:
6.4569% 4/17/09 (b)	5,000,000	4,991,700
7.1869% 4/17/09 (a)(b)	7,000,000	6,982,500
		11,974,200
Energy - 1.1%
Energy Partners Ltd. 10.48% 4/15/13 (a)(b)	4,510,000	4,543,825
Stone Energy Corp.:
6.75% 12/15/14	16,762,000	15,504,850
8.1056% 7/15/10 (a)(b)	5,000,000	5,000,000
		25,048,675
Gaming - 0.2%
Chukchansi Economic Development Authority 8.8588% 11/15/12 (a)(b)	5,000,000	5,075,000
Healthcare - 0.1%
Ventas Realty LP 6.75% 4/1/17	1,000,000	987,500
Insurance - 0.1%
USI Holdings Corp. 9.23% 11/15/14 (a)(b)	3,050,000	2,989,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 1.1%
FMG Finance Property Ltd. 9.36% 9/1/11 (a)(b)	$ 6,000,000	$ 6,337,500
Freeport-McMoRan Copper & Gold, Inc. 8.5463% 4/1/15 (b)	14,420,000	15,141,000
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (a)(b)	3,510,000	3,470,513
		24,949,013
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.86% 5/15/14 (b)	310,000	318,525
Technology - 1.7%
Avago Technologies Finance Ltd. 10.86% 6/1/13 (b)	5,000,000	5,137,500
Conexant Systems, Inc. 9.11% 11/15/10 (b)	2,710,000	2,777,750
Freescale Semiconductor, Inc. 9.235% 12/15/14 (a)(b)	13,925,000	13,437,625
Nortel Networks Corp. 9.6056% 7/15/11 (a)(b)	8,680,000	9,222,500
NXP BV 8.1056% 10/15/13 (b)	10,000,000	9,850,000
		40,425,375
Telecommunications - 0.9%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (b)	5,000,000	5,100,000
Intelsat Ltd. 11.4091% 6/15/13 (b)	2,000,000	2,115,000
Qwest Corp. 8.61% 6/15/13 (b)	7,840,000	8,584,800
Rural Cellular Corp. 8.36% 6/1/13 (a)(b)	6,000,000	5,970,000
		21,769,800
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (a)(b)	1,880,000	1,894,100
TOTAL NONCONVERTIBLE BONDS		206,009,460
TOTAL CORPORATE BONDS (Cost $220,197,334)		220,994,460
Floating Rate Loans (d) - 90.2%

Aerospace - 0.7%
BE Aerospace, Inc. term loan B 6.99% 8/24/12 (b)	1,065,000	1,070,325
DeCrane Aircraft Holdings, Inc. Tranche 1LN, term loan 8.104% 2/21/13 (b)	1,050,000	1,055,250
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 7.36% 5/11/14 (b)	1,150,000	1,147,125
Tranche 2LN, term loan 10.36% 5/11/15 pay-in-kind (b)	860,000	856,775
Floating Rate Loans (d) - continued
	Principal Amount	Value
Aerospace - continued
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.105% 12/31/11 (b)	$ 1,165,248	$ 1,169,618
Transdigm, Inc. term loan 7.36% 6/23/13 (b)	9,760,000	9,784,400
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (b)	1,570,667	1,578,520
Tranche 2LN, term loan 11.11% 3/28/14 (b)	570,000	579,975
		17,241,988
Air Transportation - 1.7%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 7.355% 4/30/12 (b)	7,840,000	7,820,400
Tranche 2LN, term loan 8.605% 4/30/14 (b)	7,280,000	7,352,800
Northwest Airlines Corp.:
Tranche A, term loan 7.11% 12/31/18 (b)	4,945,263	4,932,900
Tranche B, term loan 8.86% 12/22/13 (b)	2,486,317	2,504,964
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (b)	7,000,000	6,947,500
US Airways Group, Inc. term loan 7.86% 3/23/14 (b)	12,000,000	11,955,000
		41,513,564
Automotive - 7.5%
AM General LLC:
term loan 10.36% 4/17/12 (b)	15,000,000	15,075,000
Tranche B, term loan 8.38% 9/30/13 (b)	9,354,839	9,401,613
8.32% 9/30/12 (b)	322,581	324,194
Delphi Corp. term loan:
7.625% 12/31/07 (b)	5,710,000	5,710,000
8.125% 12/31/07 (b)	28,000,000	28,000,000
Ford Motor Co. term loan 8.36% 12/15/13 (b)	49,750,000	49,812,179
General Motors Corp. term loan 7.725% 11/29/13 (b)	12,099,675	12,129,924
Navistar International Corp.:
term loan 8.6099% 1/19/12 (b)	14,666,667	14,740,000
Credit-Linked Deposit 8.5907% 1/19/12 (b)	5,333,333	5,360,000
Oshkosh Truck Co. Tranche B, term loan 7.109% 12/6/13 (b)	14,925,000	14,943,656
Rexnord Corp. Tranche B, term loan 7.922% 7/19/13 (b)	14,950,820	14,950,820
Visteon Corp. term loan 8.38% 6/13/13 (b)	9,000,000	8,955,000
		179,402,386
Floating Rate Loans (d) - continued
	Principal Amount	Value
Banks and Thrifts - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (b)	$ 4,975,000	$ 4,962,563
Broadcasting - 1.0%
Entravision Communication Corp. term loan 6.85% 3/29/13 (b)	3,940,000	3,935,075
Nexstar Broadcasting, Inc. Tranche B, term loan 7.11% 10/1/12 (b)	5,491,176	5,484,312
Univision Communications, Inc. Tranche 2LN, term loan 7.82% 3/29/09 (b)	7,500,000	7,434,375
VNU, Inc. term loan 7.6066% 8/9/13 (b)	5,955,000	5,962,444
		22,816,206
Cable TV - 5.9%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (b)	21,002,000	20,791,980
7.36% 3/6/14 (b)	15,000,000	14,850,000
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (b)	30,699,950	30,661,575
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (b)	7,168,564	7,159,604
Discovery Communications, Inc. term loan 7.36% 5/14/14 (b)	13,330,000	13,371,656
Knology, Inc. term loan 7.59% 4/6/12 (b)	6,490,000	6,490,000
Liberty Cablevision of Puerto Rico LTC term loan 7.36% 6/15/14 (b)	2,050,000	2,044,875
NTL Cable PLC Tranche B, term loan 7.3556% 1/10/13 (b)	4,140,000	4,140,000
PanAmSat Corp. Tranche B2, term loan 7.3494% 1/3/14 (b)	7,960,000	7,979,900
RCN Corp. term loan 7.57% 4/25/14 (b)	9,000,000	8,977,500
San Juan Cable, Inc. Tranche 1, term loan 7.36% 10/31/12 (b)	5,478,206	5,464,511
UPC Broadband Holding BV Tranche N1, term loan 7.08% 12/31/14 (b)	19,133,990	19,038,320
		140,969,921
Capital Goods - 1.7%
Alliance Laundry Systems LLC term loan 7.62% 1/27/12 (b)	1,785,447	1,794,374
Amsted Industries, Inc.:
term loan 7.35% 4/5/13 (b)	3,594,807	3,603,794
Tranche DD, term loan 7.36% 4/5/13 (b)	2,327,500	2,333,319
Ashtead Group PLC term loan 7.125% 8/31/11 (b)	6,000,000	5,985,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Capital Goods - continued
Bucyrus International, Inc. Tranche B, term loan 6.8622% 5/4/14 (b)	$ 1,590,000	$ 1,593,975
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (b)	226,667	226,950
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (b)	5,000,000	5,062,500
Tranche B 1LN, term loan 7.86% 5/4/14 (b)	6,800,000	6,800,000
Flowserve Corp. term loan 6.875% 8/10/12 (b)	1,190,869	1,190,869
Invensys International Holding Ltd.:
term loan 7.3556% 12/15/10 (b)	1,656,000	1,668,420
Tranche B, term loan 7.3467% 1/15/11 (b)	1,794,000	1,798,485
Kinetek Industries, Inc. Tranche B, term loan 7.84% 11/10/13 (b)	1,233,800	1,233,800
NACCO Materials Handling Group, Inc. term loan 7.3527% 3/21/13 (b)	2,382,000	2,376,045
Sensata Technologies BV term loan 7.105% 4/27/13 (b)	2,707,650	2,704,265
Terex Corp. term loan 7.11% 7/14/13 (b)	2,732,400	2,735,816
Walter Industries, Inc. term loan 7.097% 10/3/12 (b)	351,416	350,977
		41,458,589
Chemicals - 1.2%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (b)	1,538,462	1,538,462
term loan 7.0994% 4/2/14 (b)	8,461,538	8,461,538
Foamex LP Tranche 1LN, term loan 7.5995% 2/12/13 (b)	9,374,118	9,315,529
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (b)	1,504,800	1,514,205
Tranche C, term loan 8.0799% 1/31/14 (b)	1,504,800	1,514,205
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (b)	2,911,025	2,925,580
The Mosaic Co. Tranche B, term loan 7.125% 12/1/13 (b)	3,144,860	3,156,653
		28,426,172
Consumer Products - 2.2%
American Safety Razor Co. term loan 7.856% 7/31/13 (b)	1,663,200	1,665,279
Amscan Holdings, Inc. term loan 7.625% 5/25/13 (b)	6,513,675	6,481,107
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (b)	2,607,000	2,600,483
Fender Musical Instrument Corp.:
term loan 7.65% 6/9/14 (b)	6,266,667	6,282,333
Tranche DD, term loan 6/9/14 (c)	3,133,333	3,141,167
Floating Rate Loans (d) - continued
	Principal Amount	Value
Consumer Products - continued
Huish Detergents, Inc. Tranche B 1LN, term loan 7.32% 4/26/14 (b)	$ 9,600,000	$ 9,528,000
KIK Custom Products, Inc. Tranche 1LN, term loan 7.61% 5/31/14 (b)	7,940,000	7,820,900
Simmons Bedding Co. Tranche D, term loan 7.41% 12/19/11 (b)	4,605,046	4,622,315
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3449% 3/30/13 (b)	8,147,402	8,147,402
Tranche B2, term loan 9.32% 3/30/13 (b)	1,449,859	1,449,859
9.17% 3/30/13 (b)	402,739	403,745
		52,142,590
Consumer Services - 0.2%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (b)	5,000,000	4,950,000
Containers - 1.4%
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (b)	5,352,632	5,352,632
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (b)	1,980,000	1,980,000
Tranche B, term loan 7.11% 11/15/12 (b)	11,236,500	11,236,500
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.86% 6/14/13 (b)	15,341,950	15,150,176
		33,719,308
Diversified Financial Services - 2.8%
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7.125% 3/15/13 (b)	2,237,877	2,209,903
Energy Investors Funds term loan 7.0828% 4/11/14 (b)	4,150,000	4,160,375
iPayment, Inc. term loan 7.35% 5/10/13 (b)	4,937,500	4,888,125
Local TV Finance LLC term loan 7.36% 5/7/13 (b)	1,440,000	1,434,600
LPL Investment Holdings, Inc. Tranche D, term loan 7.35% 6/28/13 (b)	9,950,063	9,950,063
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.36% 5/1/14 (b)	10,327,625	10,275,987
Tranche 2LN, term loan 9.11% 11/1/14 (b)	2,610,000	2,610,000
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 7.57% 5/15/14 (b)	1,380,000	1,383,450
Royalty Pharma Finance Trust Tranche B, term loan 6.82% 4/16/13 (b)	19,950,000	19,999,875
Tempus Public Foundation Generation Holdings LLC:
revolver loan 7.36% 12/15/13 (b)	471,921	472,511
Floating Rate Loans (d) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Tempus Public Foundation Generation Holdings LLC: - continued
Tranche 1LN, term loan 7.36% 12/15/13 (b)	$ 7,954,725	$ 7,964,668
7.36% 12/15/13 (b)	1,505,427	1,507,309
		66,856,866
Diversified Media - 1.2%
Advanstar, Inc.:
Tranche 1LN, term loan 7.57% 5/31/14 (b)	4,790,000	4,742,100
Tranche 2LN, term loan 10.32% 11/30/14 (b)	4,940,000	4,940,000
Advantage Sales & Marketing LLC term loan 7.36% 3/29/13 (b)	2,243,045	2,243,045
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (b)	2,990,000	2,997,475
LBI Media, Inc. Tranche B, term loan 6.82% 3/31/12 (b)	424,625	418,256
Muzak Holdings LLC term loan 9.11% 4/15/08 (b)	4,937,028	4,961,713
NextMedia Operating, Inc.:
Tranche 1, term loan 7.32% 11/18/12 (b)	597,412	595,918
Tranche 2, term loan 9.82% 11/18/13 (b)	3,000,000	3,045,000
Quebecor Media, Inc. Tranche B, term loan 7.3556% 1/17/13 (b)	2,547,750	2,557,304
R.H. Donnelley Corp.:
Tranche A4, term loan 6.58% 12/31/09 (b)	339,508	339,083
Tranche D1, term loan 6.86% 6/30/11 (b)	1,438,212	1,436,414
		28,276,308
Electric Utilities - 5.0%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (b)	2,415,517	2,421,556
Tranche 1LN, revolver loan 7.485% 12/20/13 (b)	676,345	678,036
Tranche 2LN, term loan 9.61% 6/20/14 (b)	2,270,000	2,301,213
Tranche B 1LN, term loan 7.61% 12/20/13 (b)	10,863,547	10,890,706
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (b)	19,950,000	19,950,000
Coleto Creek WLE LP:
LOC 8.01% 6/28/13 (b)	1,762,833	1,771,647
term loan 8.11% 6/28/13 (b)	11,101,512	11,157,020
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (b)	8,711,340	8,700,451
6.66% 2/9/14 (b)	4,288,660	4,283,299
HCP Acquisition, Inc. Tranche 1LN, term loan 7.59% 2/13/14 (b)	2,626,800	2,639,934
MACH Gen LLC:
term loan 7.36% 2/22/14 (b)	2,386,519	2,383,536
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - continued
MACH Gen LLC: - continued
7.36% 2/22/13 (b)	$ 241,519	$ 241,217
Mirant North America LLC term loan 7.07% 1/3/13 (b)	14,544,508	14,544,508
NRG Energy, Inc.:
term loan:
6/8/14 (c)	5,000,689	4,975,686
7.07% 2/1/13 (b)	15,659,168	15,639,594
7.07% 2/1/13 (b)	6,500,896	6,492,770
NSG Holdings LLC:
term loan 6.86% 6/15/14 (b)	5,025,275	5,018,994
6.86% 6/15/14 (b)	579,592	578,867
Reliant Energy, Inc. 5.19% 6/30/14 (b)	5,240,000	5,226,900
		119,895,934
Energy - 4.6%
Alon USA, Inc. term loan 7.605% 6/22/13 (b)	2,158,200	2,163,596
Antero Resources Corp. Tranche 2LN, term loan 9.86% 4/12/14 (b)	10,000,000	10,037,500
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (b)	810,811	814,865
Tranche D, term loan 8.3495% 12/28/13 (b)	4,178,716	4,199,610
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (b)	6,238,150	6,269,341
Dynegy Holdings, Inc. 6.82% 4/2/13 (b)	3,000,000	2,970,000
Eagle Rock Gas Gathering & Processing Ltd. term loan 8.0994% 12/1/10 (b)	2,953,111	2,953,111
El Paso Corp. 5.32% 7/31/11 (b)	6,795,000	6,811,988
Express Energy Services LLC term loan 8.86% 2/23/13 (b)	10,000,000	10,025,000
FleetCor Technologies Operating Co. LLC:
term loan 7.586% 4/30/13 (b)	1,908,333	1,913,104
Tranche DD, term loan 4/30/13 (c)	381,667	382,621
Helix Energy Solutions Group, Inc. term loan 7.3297% 7/1/13 (b)	4,962,275	4,974,681
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (b)	8,000,000	8,000,000
Nebraska Energy, Inc.:
Tranche 2LN, term loan 9.875% 5/1/14 (b)	2,170,000	2,191,700
Tranche B 1LN, term loan 7.86% 11/1/13 (b)	13,365,358	13,432,185
Tranche B, Credit-Linked Deposit 7.86% 11/1/13 (b)	1,587,480	1,595,417
Sandridge Energy, Inc. term loan 8.985% 4/1/14 (b)	10,000,000	10,162,500
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (b)	1,677,696	1,677,696
Floating Rate Loans (d) - continued
	Principal Amount	Value
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp.: - continued
term loan 7.3565% 10/31/12 (b)	$ 6,868,069	$ 6,868,069
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (b)	5,150,000	5,150,000
Western Refining, Inc.:
term loan 7.07% 5/30/14 (b)	5,207,143	5,200,634
Tranche DD, term loan 5/30/14 (c)	1,272,857	1,271,266
		109,064,884
Entertainment/Film - 0.8%
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (b)	1,915,750	1,918,145
National CineMedia LLC term loan 7.11% 2/13/15 (b)	16,210,000	16,169,475
		18,087,620
Environmental - 0.7%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (b)	2,969,213	2,976,636
term loan 7.1006% 3/28/14 (b)	6,878,288	6,895,484
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.61% 2/5/13 (b)(c)	5,220,000	5,239,575
Casella Waste Systems, Inc. Tranche B, term loan 7.3558% 4/28/10 (b)	1,570,000	1,570,000
Synagro Technologies, Inc. Tranche 1LN, term loan 7.36% 3/30/14 (b)	220,000	220,000
		16,901,695
Food and Drug Retail - 2.2%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (b)	36,140,000	36,140,000
SUPERVALU, Inc. Tranche B, term loan 6.8599% 6/2/12 (b)	15,216,873	15,216,873
		51,356,873
Food/Beverage/Tobacco - 2.7%
Advance Food Co.:
Tranche 1LN, term loan 7.11% 3/16/14 (b)	2,459,392	2,444,020
Tranche DD 1LN, term loan 3/16/14 (c)	704,444	700,042
B&G Foods, Inc. Tranche C, term loan 7.36% 2/26/13 (b)	695,217	696,086
Bolthouse Farms, Inc. Tranche 1, term loan 7.625% 12/16/12 (b)	4,462,269	4,473,424
Centerplate, Inc. term loan 8.609% 10/1/10 (b)	4,821,600	4,815,573
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (b)	5,833,333	5,847,917
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Culligan International Co. Tranche 1LN, term loan 9.5% 11/24/12 (b)	$ 9,000,000	$ 8,932,500
Dean Foods Co. Tranche B, term loan 6.86% 4/2/14 (b)	19,950,000	19,974,938
Jetro Holdings, Inc. term loan 7.87% 6/19/14 (b)	9,470,000	9,446,325
Michael Foods, Inc. Tranche B, term loan 7.3609% 11/21/10 (b)	114,906	115,336
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (b)	5,955,065	5,969,953
		63,416,114
Gaming - 1.3%
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (b)	561,450	560,046
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (b)	2,288,500	2,291,361
Isle of Capri Casinos, Inc. term loan 7.09% 2/4/11 (b)	195,000	195,000
Kerzner International Ltd.:
term loan 8.36% 9/1/13 (b)	10,928,571	10,819,286
Class DD, term loan 8.36% 9/1/13 (b)(c)	5,525,000	5,469,750
Tropicana Entertainment term loan 7.61% 7/3/08 (b)	3,400,000	3,412,750
Venetian Macau US Finance, Inc. Tranche B, term loan 7.06% 5/25/13 (b)	5,950,000	5,987,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (b)	2,820,000	2,820,000
		31,555,381
Healthcare - 10.5%
Advanced Medical Optics, Inc. term loan 7.092% 4/2/14 (b)	1,137,150	1,131,464
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3562% 2/7/12 (b)	9,634,722	9,658,809
Community Health Systems, Inc.:
term loan:
7.57% 6/28/14 (b)	30,958,237	30,958,237
7.09% 2/29/12 (b)	4,962,500	4,962,500
7.11% 8/19/11 (b)	5,874,584	5,874,584
Tranche DD, term loan 6/28/14 (c)	2,041,763	2,041,763
Concentra Operating Corp. Tranche B 1LN, term loan 7.61% 6/25/14 (b)	4,250,000	4,250,000
CRC Health Group, Inc.:
term loan 7.86% 2/6/13 (b)	1,025,766	1,030,894
Tranche AO, term loan 7.61% 2/6/13 (b)	677,486	680,873
DaVita, Inc. Tranche B1, term loan 6.85% 10/5/12 (b)	16,590,432	16,569,694
Fenwal, Inc.:
Tranche 1LN, term loan 7.609% 2/28/14 (b)	3,780,000	3,770,550
Tranche DD 1LN, term loan 2/28/14 (c)	630,000	628,425
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.734% 3/31/12 (b)	$ 17,775,000	$ 17,752,781
Genoa Healthcare Group LLC Tranche 1, term loan 8.355% 8/4/12 (b)	1,272,687	1,272,687
Golden Gate National Senior Care LLC:
Tranche 1, term loan 8.07% 3/14/11 (b)	4,812,639	4,836,702
Tranche 2, term loan 13.09% 9/14/11 (b)	3,000,000	3,037,500
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 8.11% 5/3/12 (b)	4,462,500	4,462,500
Tranche B 2LN, term loan 11.86% 5/3/13 (b)	5,000,000	4,937,500
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (b)	43,755,063	43,809,756
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (b)	11,750,550	11,735,862
HealthSouth Corp. term loan 7.85% 3/10/13 (b)	8,631,402	8,652,981
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 9.25% 6/26/14 (b)	5,610,000	5,610,000
LifeCare Holdings, Inc. term loan 8.36% 8/11/12 (b)	3,217,337	3,124,838
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (b)	1,818,800	1,821,074
National Mentor, Inc.:
Credit-Linked Deposit 7.84% 6/29/13 (b)	282,143	282,848
Tranche B, term loan 7.36% 6/29/13 (b)	4,670,679	4,682,355
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (b)	9,876,882	9,852,190
Psychiatric Solutions, Inc. term loan 7.11% 7/1/12 (b)	5,504,865	5,525,508
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (b)	3,920,165	3,925,065
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 7.82% 6/15/14 (b)	10,000,000	9,925,000
Tranche 2LN, term loan 11.07% 6/15/15 (b)	8,000,000	7,920,000
Stiefel Laboratories, Inc. term loan 7.605% 12/28/13 (b)	8,069,450	8,069,450
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.355% 4/19/14 (b)	2,116,552	2,116,552
Tranche DD, term loan 7.32% 4/19/14 (b)(c)	375,517	375,517
5.255% 4/19/13 (b)	477,931	477,931
Team Health, Inc. term loan 7.35% 11/22/12 (b)	4,767,400	4,773,359
U.S. Oncology, Inc. Tranche C, term loan 7.6% 8/20/11 (b)	545,830	547,877
		251,085,626
Floating Rate Loans (d) - continued
	Principal Amount	Value
Homebuilding/Real Estate - 2.5%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (b)	$ 14,877,382	$ 14,933,173
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (b)	9,975,000	9,975,000
EOP Operating LP term loan 7.57% 2/28/09 (b)	7,827,750	7,817,965
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (b)	7,810,526	7,771,474
North Las Vegas/Olympia Group Tranche 1, term loan 8.07% 5/9/11 (b)	852,792	852,792
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (b)	8,666,667	8,580,000
8.32% 10/10/13 (b)	2,333,333	2,310,000
Tishman Speyer Properties term loan 7.07% 12/27/12 (b)	7,780,000	7,799,450
		60,039,854
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 8.11% 5/4/14 (b)	5,940,000	5,940,000
Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.86% 6/8/12 (b)	2,962,500	2,969,906
AMF Bowling Worldwide, Inc. Tranche B, term loan 7.82% 6/8/13 (b)	4,890,000	4,877,775
Intrawest Resorts term loan 7.47% 10/25/07 (b)	13,584,336	13,567,356
London Arena & Waterfront Finance LLC Tranche A, term loan 7.86% 3/8/12 (b)	3,584,625	3,584,625
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (b)	9,540,000	9,420,750
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (b)	5,000,000	4,975,000
		39,395,412
Metals/Mining - 1.1%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.11% 10/26/12 (b)	1,152,450	1,155,331
Compass Minerals Tranche B, term loan 6.8513% 12/22/12 (b)	5,196,524	5,196,524
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (b)	4,900,000	4,893,875
Noranda Aluminium Acquisition Corp. Tranche B, term loan 7.32% 5/18/14 (b)	2,405,500	2,402,493
Novelis Corp. term loan 7.59% 1/7/12 (b)	2,140,524	2,140,524
Novelis, Inc. term loan 7.5963% 1/7/12 (b)	1,716,923	1,716,923
Floating Rate Loans (d) - continued
	Principal Amount	Value
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche B, term loan 7.358% 5/8/14 (b)	$ 7,117,196	$ 7,099,403
Tranche DD, term loan 5/8/14 (c)	624,966	623,404
		25,228,477
Paper - 1.3%
Boise Cascade Holdings LLC:
Tranche DD E, term loan 4/30/14 (c)	1,441,859	1,441,859
Tranche E, term loan 6.85% 4/30/14 (b)	6,422,046	6,422,046
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (b)	11,824,937	11,824,937
Graphic Packaging International, Inc. Tranche B, term loan 7.33% 5/16/14 (b)	4,720,000	4,720,000
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 7.375% 11/1/11 (b)	2,588,902	2,614,791
Tranche C, term loan 7.375% 11/1/11 (b)	1,889,196	1,908,088
Tranche C1, term loan 7.375% 11/1/11 (b)	494,059	494,059
		30,087,442
Publishing/Printing - 2.2%
Cenveo Corp.:
term loan 7.11% 6/21/13 (b)	3,516,703	3,516,703
Tranche DD, term loan 7.11% 6/21/13 (b)	117,223	117,223
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.85% 3/9/10 (b)	8,158,885	8,148,686
Tranche B1, term loan 6.86% 3/10/10 (b)	3,430,793	3,426,505
MediMedia USA, Inc. Tranche B, term loan 7.59% 10/5/13 (b)	1,022,275	1,026,109
Newspaper Holdings, Inc. Tranche B, term loan 6.875% 8/24/12 (b)	369,083	365,392
PRIMEDIA, Inc. Tranche B, term loan 7.57% 9/30/13 (b)	3,122,450	3,091,226
The Reader's Digest Association, Inc. term loan 7.3472% 3/2/14 (b)	6,480,000	6,447,600
Tribune Co. term loan 7.875% 5/17/09 (b)	18,666,667	18,666,667
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (b)	7,120,000	7,120,000
		51,926,111
Floating Rate Loans (d) - continued
	Principal Amount	Value
Railroad - 0.5%
Helm Holding Corp. Tranche 1, term loan 7.6072% 7/8/11 (b)	$ 1,694,601	$ 1,694,601
Kansas City Southern Railway Co. Tranche B, term loan 7.073% 4/28/13 (b)	11,158,271	11,186,166
		12,880,767
Restaurants - 0.8%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.209% 7/25/12 (b)	3,590,968	3,595,456
Del Taco Tranche B, term loan 7.61% 3/29/13 (b)	5,881,619	5,852,211
Landry's Seafood Restaurants, Inc. term loan 7.08% 12/28/10 (b)	1,173,008	1,171,541
NPC International, Inc. term loan 7.0928% 5/3/13 (b)	2,258,333	2,252,688
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (b)	6,251,729	6,259,544
7.61% 6/14/13 (b)	508,271	508,906
		19,640,346
Services - 7.3%
Adesa, Inc. term loan 7.61% 10/20/13 (b)	9,000,000	9,000,000
AlixPartners LLP Tranche B, term loan 7.61% 10/12/13 (b)	12,935,000	12,999,675
Aramark Corp.:
term loan 7.36% 1/26/14 (b)	19,372,412	19,348,196
7.445% 1/26/14 (b)	1,514,353	1,512,461
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (b)	9,303,958	9,303,958
Baker Tanks, Inc. Tranche C, term loan 7.6006% 5/8/14 (b)	1,480,000	1,489,250
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (b)	2,039,888	2,034,788
Buhrmann US, Inc. Class D1, term loan 7.11% 12/23/10 (b)	4,987,500	4,981,266
Central Parking Corp.:
Tranche 2LN, term loan 9.82% 11/22/14 (b)	1,950,000	1,954,875
Tranche B 1LN, term loan 7.57% 5/22/14 (b)	1,418,103	1,412,786
7.57% 5/22/14 (b)	331,897	330,652
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (b)	5,920,994	5,906,191
Coinstar, Inc. term loan 7.35% 7/1/11 (b)	743,975	747,695
Dollar Thrifty Automotive Group, Inc. term loan 7.32% 6/15/14 (b)	2,070,000	2,067,413
Educate, Inc.:
Tranche 1LN, term loan 7.57% 6/14/13 (b)	1,870,000	1,870,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - continued
Educate, Inc.: - continued
Tranche 2LN, term loan 10.57% 6/14/14 (b)	$ 2,700,000	$ 2,706,750
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.125% 6/1/13 (b)	9,925,000	9,875,375
Florida Career College Holdings, Inc. Tranche B, term loan 8.11% 6/7/13 (b)	10,000,000	10,025,000
Iron Mountain, Inc. term loan 6.865% 4/16/14 (b)	12,000,000	12,030,000
McJunkin Corp. term loan 7.59% 1/31/14 (b)	2,855,650	2,862,789
Rural/Metro Corp.:
Credit-Linked Deposit 7.445% 3/4/11 (b)	2,671,273	2,674,612
term loan 7.71% 3/4/11 (b)	4,073,943	4,079,036
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.61% 1/31/13 (b)	1,267,451	1,270,620
Thomson Learning, Inc. term loan 8.07% 7/5/14 (b)	32,000,000	31,520,000
United Rentals, Inc.:
term loan 7.32% 2/14/11 (b)	1,262,206	1,265,362
Tranche B, Credit-Linked Deposit 7.32% 2/14/11 (b)	575,996	577,436
US Investigations Services, Inc.:
term loan 8.09% 10/14/12 (b)	6,386,250	6,386,250
term loan D 8.09% 10/14/12 (b)	714,600	714,600
West Corp. term loan 7.75% 10/24/13 (b)	11,908,750	11,923,636
		172,870,672
Shipping - 0.3%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (b)	6,391,700	6,399,690
Specialty Retailing - 2.6%
Burlington Coat Factory Warehouse Corp. term loan 7.61% 5/28/13 (b)	4,912,500	4,820,391
Claire's Stores, Inc. term loan 8.11% 5/29/14 (b)	15,000,000	14,625,000
GNC Corp. term loan 7.6% 9/16/13 (b)	6,580,000	6,448,400
Harbor Freight Tools USA, Inc. Tranche C, term loan 7.61% 2/12/13 (b)	1,255,003	1,261,278
Michaels Stores, Inc. term loan 7.625% 10/31/13 (b)	11,000,000	10,835,000
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (b)	8,158,350	8,219,538
Sports Authority, Inc. Tranche B, term loan 7.614% 5/3/13 (b)	5,845,950	5,831,335
VWR Funding, Inc. term loan 7.86% 6/27/14 (b)	10,000,000	9,981,250
		62,022,192
Steels - 0.4%
Edgen Murray Corp. term loan 8.11% 5/11/14 (b)	9,500,000	9,452,500
Floating Rate Loans (d) - continued
	Principal Amount	Value
Steels - continued
Tube City IMS Corp.:
term loan 7.57% 1/25/14 (b)	$ 889,662	$ 894,110
7.57% 1/25/14 (b)	108,108	108,649
		10,455,259
Super Retail - 1.1%
FTD, Inc. term loan 7.34% 7/28/13 (b)	539,192	540,540
J. Crew Group, Inc. term loan 7.1227% 5/15/13 (b)	5,323,684	5,323,684
PETCO Animal Supplies, Inc. term loan 7.857% 10/26/13 (b)	10,547,000	10,626,103
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (b)	9,000,000	9,045,000
		25,535,327
Technology - 6.4%
Acxiom Corp. term loan 7.07% 9/15/12 (b)	4,545,833	4,540,151
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (b)	7,695,380	7,685,761
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (b)	4,538,406	4,544,079
Tranche B2, term loan 7.32% 3/20/13 (b)	4,956,250	4,962,445
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (b)	9,925,063	9,751,374
Information Resources, Inc. Tranche B, term loan 7.1064% 5/16/14 (b)	5,870,000	5,877,338
Intergraph Corp. Tranche 1LN, term loan 7.837% 5/29/14 (b)	6,149,167	6,149,167
IPC Systems, Inc. Tranche 2LN, term loan 10.61% 5/31/15 (b)	4,000,000	3,990,000
Itron, Inc. term loan 7.3581% 4/18/14 (b)	1,107,225	1,111,377
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (b)	15,000,000	14,943,750
Tranche 2LN, term loan 11.11% 6/11/15 (b)	21,000,000	20,790,000
ON Semiconductor Corp. term loan 7.11% 9/6/13 (b)	811,447	811,447
Open Solutions, Inc. term loan 7.445% 1/23/14 (b)	2,534,096	2,534,096
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (b)	9,110,142	9,121,530
12.06% 12/21/07 (b)	3,033,805	3,030,012
Serena Software, Inc. term loan 7.3356% 3/10/13 (b)	7,561,250	7,542,347
SS&C Technologies, Inc. term loan 7.372% 11/23/12 (b)	2,180,892	2,191,797
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (b)	31,013,999	31,052,767
Targus Group International, Inc. Tranche 1B, term loan 8.869% 11/21/12 (b)	4,889,474	4,816,132
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
TTM Technologies, Inc. term loan 7.59% 10/27/12 (b)	$ 3,000,000	$ 3,003,750
Vertafore, Inc. Tranche 2LN, term loan 11.11% 1/31/13 (b)	5,000,000	5,050,000
		153,499,320
Telecommunications - 5.2%
Alaska Communications Systems Holding term loan:
7.11% 2/1/12 (b)	7,100,000	7,100,000
7.11% 2/1/12 (b)	1,000,000	1,000,000
American Cellular Corp.:
term loan 3/15/14 (c)	792,581	790,599
Tranche B, term loan 7.32% 3/15/14 (b)	7,378,926	7,369,702
Consolidated Communications, Inc. Tranche D, term loan 7.11% 10/14/11 (b)	6,000,000	6,000,000
Crown Castle International Corp. Tranche B, term loan 6.8927% 3/6/14 (b)	5,190,000	5,183,513
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (b)	5,000,000	5,006,250
Hawaiian Telcom Communications, Inc. Tranche C, term loan 7.57% 6/1/14 (b)	10,190,000	10,164,525
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (b)	4,000,000	4,000,000
Intelsat Ltd. Tranche B, term loan 7.3494% 7/3/13 (b)	7,960,000	7,979,900
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (b)	4,653,000	4,653,000
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (b)	21,000,000	20,973,750
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (b)	9,925,000	9,937,406
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (b)	10,489,259	10,567,928
Nuvox, Inc. Tranche B, term loan 8.6191% 5/31/14 (b)	3,260,000	3,288,525
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (b)	5,755,575	5,762,769
Wind Telecomunicazioni SpA term loan 12.6088% 12/12/11 pay-in-kind (b)	7,755,306	7,753,619
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (b)	7,361,111	7,361,111
		124,892,597
Textiles & Apparel - 1.1%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.105% 9/5/13 (b)	4,630,357	4,647,721
Iconix Brand Group, Inc. term loan 7.61% 4/30/13 (b)	6,020,000	6,042,575
Floating Rate Loans (d) - continued
	Principal Amount	Value
Textiles & Apparel - continued
Levi Strauss & Co. term loan 7.57% 4/4/14 (b)	$ 15,000,000	$ 14,775,000
William Carter Co. term loan 6.846% 6/29/12 (b)	583,577	582,847
		26,048,143
TOTAL FLOATING RATE LOANS (Cost $2,154,238,358)		2,150,962,197
Cash Equivalents - 3.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 11,752,228	11,748,000
5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	67,664,182	67,634,000
TOTAL CASH EQUIVALENTS (Cost $79,382,000)		79,382,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,453,817,692)		2,451,338,657
NET OTHER ASSETS - (2.8)%		(67,776,119)
NET ASSETS - 100%		$ 2,383,562,538
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,689,913 or 3.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $19,458,604 and $19,399,814, respectively. The coupon rate will be determined at time of settlement.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,748,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 2,213,952
Bear Stearns & Co., Inc.	5,164,276
Lehman Brothers, Inc.	4,369,772
$ 11,748,000
$67,634,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 4,140,888
BNP Paribas Securities Corp.	2,691,577
Banc of America Securities LLC	20,391,112
Bank of America, NA	8,281,776
Barclays Capital, Inc.	8,098,241
Bear Stearns & Co., Inc.	10,227,445
UBS Securities LLC	13,802,961
$ 67,634,000
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,453,726,210. Net unrealized depreciation aggregated $2,387,553, of which $6,172,039 related to appreciated investment securities and $8,559,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

(formerly Fidelity Health Care
Central Investment Portfolio)

June 30, 2007

1.851900.100

HCCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 12.1%
Biotechnology - 12.1%
3SBio, Inc. ADR	211,300	$ 2,036,932
Acadia Pharmaceuticals, Inc. (a)	55,900	764,153
Alexion Pharmaceuticals, Inc. (a)	3,700	166,722
Alnylam Pharmaceuticals, Inc. (a)	129,200	1,962,548
Altus Pharmaceuticals, Inc. (a)	54,200	625,468
Amgen, Inc. (a)	285,940	15,809,623
Amylin Pharmaceuticals, Inc. (a)	65,900	2,712,444
Arena Pharmaceuticals, Inc. (a)	27,700	304,423
Biogen Idec, Inc. (a)	194,032	10,380,712
Celgene Corp. (a)	183,900	10,542,987
Cephalon, Inc. (a)	36,200	2,910,118
Cleveland Biolabs, Inc. (d)	14,000	153,440
CSL Ltd.	55,400	4,133,926
CytRx Corp. (a)	240,100	749,112
deCODE genetics, Inc. (a)(d)	199,100	743,639
Dyadic International, Inc. (a)	65,000	92,625
Genentech, Inc. (a)	66,000	4,993,560
Genmab AS (a)	6,600	424,308
Genomic Health, Inc. (a)	10,000	188,000
Gilead Sciences, Inc. (a)	381,400	14,786,878
Grifols SA	26,332	574,124
GTx, Inc. (a)	48,800	790,072
Human Genome Sciences, Inc. (a)	58,700	523,604
Isis Pharmaceuticals, Inc. (a)	143,000	1,384,240
MannKind Corp. (a)	9,100	112,203
Medarex, Inc. (a)	116,400	1,663,356
Memory Pharmaceuticals Corp. (a)	807,200	1,913,064
Molecular Insight Pharmaceuticals, Inc. (d)	92,300	871,312
Omrix Biopharmaceuticals, Inc.	28,600	899,756
ONYX Pharmaceuticals, Inc. (a)	15,700	422,330
Orchid Cellmark, Inc. (a)	1,200	5,568
OREXIGEN Therapeutics, Inc.	17,700	265,854
OSI Pharmaceuticals, Inc. (a)	107,600	3,896,196
Regeneron Pharmaceuticals, Inc. (a)	5,300	94,976
Theravance, Inc. (a)	105,200	3,366,400
Titan Pharmaceuticals, Inc. (a)	100,000	217,000
Transition Therapeutics, Inc. (a)	314,500	510,758
Vertex Pharmaceuticals, Inc. (a)	34,700	991,032
Zymogenetics, Inc. (a)(d)	26,600	388,626
		93,372,089
Common Stocks - continued
	Shares	Value
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.4%
Fortress Investment Group LLC (d)	131,000	$ 3,120,420
CHEMICALS - 2.7%
Diversified Chemicals - 1.1%
Bayer AG sponsored ADR	110,800	8,343,240
Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc.	64,700	2,835,807
Monsanto Co.	77,800	5,254,612
Potash Corp. of Saskatchewan, Inc.	20,400	1,590,588
Syngenta AG sponsored ADR	21,500	836,995
		10,518,002
Specialty Chemicals - 0.3%
Ecolab, Inc.	18,900	807,030
Novozymes AS Series B	5,000	581,966
Sigma Aldrich Corp.	16,500	704,055
		2,093,051
TOTAL CHEMICALS		20,954,293
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Clean Harbors, Inc. (a)	15,700	775,894
Stericycle, Inc. (a)	10,000	444,600
		1,220,494
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Ess Dee Aluminium Ltd.	137,266	1,662,942
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
StoneMor Partners LP	3,500	86,485
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	154,100	1,265,161
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
CVS Caremark Corp.	117,132	4,269,461
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 1.5%
Agricultural Products - 0.4%
Bunge Ltd.	4,700	$ 397,150
Nutreco Holding NV	34,200	2,506,402
		2,903,552
Packaged Foods & Meats - 1.1%
BioMar Holding AS	13,750	783,950
Cermaq ASA	161,100	2,813,759
China Mengniu Dairy Co. Ltd.	447,000	1,540,650
Leroy Seafood Group ASA	19,000	397,901
Marine Harvest ASA (a)	2,225,000	2,422,251
Want Want Holdings Ltd.	265,000	609,500
		8,568,011
TOTAL FOOD PRODUCTS		11,471,563
HEALTH CARE EQUIPMENT & SUPPLIES - 13.7%
Health Care Equipment - 10.2%
Abaxis, Inc. (a)	12,000	250,320
Advanced Medical Optics, Inc. (a)	24,900	868,512
American Medical Systems Holdings, Inc. (a)	80,500	1,452,220
ArthroCare Corp. (a)	65,703	2,885,019
Aspect Medical Systems, Inc. (a)(d)	272,940	4,083,182
Baxter International, Inc.	128,600	7,245,324
Becton, Dickinson & Co.	296,300	22,074,350
BioLase Technology, Inc. (a)	58,300	353,881
C.R. Bard, Inc.	179,300	14,815,559
Cytyc Corp. (a)	45,400	1,957,194
Electro-Optical Sciences, Inc. (a)	281,200	1,889,664
Gen-Probe, Inc. (a)	23,000	1,389,660
Golden Meditech Co. Ltd. (a)	308,000	176,862
Gyrus Group PLC (a)	42,600	403,987
Hologic, Inc. (a)	20,300	1,122,793
I-Flow Corp. (a)(d)	46,252	774,258
Insulet Corp.	11,500	163,300
Intuitive Surgical, Inc. (a)	5,900	818,743
IRIS International, Inc. (a)	31,600	532,144
Kyphon, Inc. (a)	81,500	3,924,225
Mentor Corp.	29,800	1,212,264
Mindray Medical International Ltd. sponsored ADR	2,700	82,431
Minrad International, Inc. (a)	67,800	402,054
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
NeuroMetrix, Inc. (a)	73,841	$ 716,996
Orthofix International NV (a)	8,600	386,742
Phonak Holding AG	10,914	982,760
Quidel Corp. (a)	22,168	389,270
Respironics, Inc. (a)	82,400	3,509,416
Sirona Dental Systems, Inc.	32,300	1,221,909
St. Jude Medical, Inc. (a)	13,600	564,264
The Spectranetics Corp. (a)	65,000	748,800
ThermoGenesis Corp. (a)	138,900	383,364
TomoTherapy, Inc.	3,000	65,760
Varian Medical Systems, Inc. (a)	19,400	824,694
William Demant Holding AS (a)	4,500	447,659
		79,119,580
Health Care Supplies - 3.5%
Align Technology, Inc. (a)	57,000	1,377,120
Bausch & Lomb, Inc.	22,600	1,569,344
Cooper Companies, Inc.	21,000	1,119,720
DJO, Inc. (a)	79,700	3,289,219
Inverness Medical Innovations, Inc. (a)	346,500	17,678,430
Lifecore Biomedical, Inc. (a)	24,800	393,576
Microtek Medical Holdings, Inc. (a)	103,075	474,145
Shandong Weigao Group Medical Polymer Co. Ltd.	296,000	666,257
West Pharmaceutical Services, Inc.	9,000	424,350
		26,992,161
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		106,111,741
HEALTH CARE PROVIDERS & SERVICES - 21.2%
Health Care Distributors & Services - 3.3%
Cardinal Health, Inc.	71,000	5,015,440
Chindex International, Inc. (a)	4,200	93,030
Henry Schein, Inc. (a)	25,400	1,357,122
McKesson Corp.	233,600	13,931,904
Profarma Distribuidora de Produtos Farmaceuticos SA	290,000	5,411,850
		25,809,346
Health Care Facilities - 4.6%
Acibadem Saglik Hizmetleri AS	357,405	2,505,239
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Apollo Hospitals Enterprise Ltd.	121,177	$ 1,554,295
Bangkok Dusit Medical Service PCL (For. Reg.)	400,000	515,419
Brookdale Senior Living, Inc. (d)	321,292	14,641,276
Bumrungrad Hospital PCL (For. Reg.)	1,986,600	2,746,783
Capital Senior Living Corp. (a)	30,300	285,426
Community Health Systems, Inc. (a)	44,200	1,787,890
Emeritus Corp. (a)	99,900	3,094,902
Five Star Quality Care, Inc. (a)	111,900	892,962
HealthSouth Corp. (a)	63,200	1,144,552
LifePoint Hospitals, Inc. (a)	600	23,208
Southern Cross Healthcare Group	36,900	419,029
Sun Healthcare Group, Inc. (a)	296,600	4,297,734
VCA Antech, Inc. (a)	33,000	1,243,770
		35,152,485
Health Care Services - 6.5%
Diagnosticos da America SA	323,300	7,156,140
Express Scripts, Inc. (a)	180,600	9,031,806
Health Grades, Inc. (a)	360,139	2,344,505
Healthways, Inc. (a)	55,400	2,624,298
HMS Holdings Corp. (a)	75,000	1,435,500
LHC Group, Inc. (a)	174,101	4,561,446
Lincare Holdings, Inc. (a)	30,300	1,207,455
Nestor Healthcare Group PLC	25,000	97,393
Nighthawk Radiology Holdings, Inc. (a)(d)	239,700	4,326,585
Omnicare, Inc.	447,000	16,118,820
Rural/Metro Corp. (a)	150,100	857,071
		49,761,019
Managed Health Care - 6.8%
Health Net, Inc. (a)	46,200	2,439,360
Healthspring, Inc. (a)	20,800	396,448
Humana, Inc. (a)	130,300	7,936,573
UnitedHealth Group, Inc.	617,400	31,573,836
WellPoint, Inc. (a)	129,900	10,369,917
		52,716,134
TOTAL HEALTH CARE PROVIDERS & SERVICES		163,438,984
HEALTH CARE TECHNOLOGY - 2.0%
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	146,753	3,739,266
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Cerner Corp. (a)	90,500	$ 5,020,035
Eclipsys Corp. (a)	91,700	1,815,660
Health Corp. (a)	264,600	3,707,046
Vital Images, Inc. (a)	35,600	966,896
		15,248,903
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)(d)	38,000	2,022,740
INSURANCE - 1.0%
Life & Health Insurance - 1.0%
MetLife, Inc.	17,700	1,141,296
Prudential Financial, Inc.	10,800	1,050,084
Universal American Financial Corp. (a)	273,829	5,827,081
		8,018,461
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)	33,800	1,590,966
LIFE SCIENCES TOOLS & SERVICES - 6.5%
Life Sciences Tools & Services - 6.5%
Advanced Magnetics, Inc. (a)	123,600	7,188,576
Bio-Rad Laboratories, Inc. Class A (a)	7,900	597,003
Bruker BioSciences Corp. (a)	385,845	3,476,463
Covance, Inc. (a)	26,900	1,844,264
Exelixis, Inc. (a)	182,900	2,213,090
Gerresheimer AG	22,400	1,159,593
Illumina, Inc. (a)	54,600	2,216,214
Medivation, Inc. (a)(d)	20,500	418,815
Millipore Corp. (a)	72,400	5,436,516
PerkinElmer, Inc.	440,600	11,482,036
Pharmaceutical Product Development, Inc.	43,600	1,668,572
QIAGEN NV (a)	82,200	1,462,338
Thermo Fisher Scientific, Inc. (a)	193,400	10,002,648
Waters Corp. (a)	19,500	1,157,520
		50,323,648
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	10,600	487,494
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 2.1%
Personal Products - 2.1%
Bare Escentuals, Inc.	269,610	$ 9,207,182
Hengan International Group Co. Ltd.	1,732,000	6,157,868
Physicians Formula Holdings, Inc.	65,000	1,022,125
		16,387,175
PHARMACEUTICALS - 33.8%
Pharmaceuticals - 33.8%
Abbott Laboratories	28,100	1,504,755
Adams Respiratory Therapeutics, Inc. (a)(d)	167,000	6,578,130
Akorn, Inc. (a)(d)	55,500	387,945
Alexza Pharmaceuticals, Inc. (a)	40,000	330,800
Allergan, Inc.	302,300	17,424,572
Alpharma, Inc. Class A	30,300	788,103
Aurobindo Pharma Ltd.	55,564	1,111,006
Barr Pharmaceuticals, Inc. (a)	127,300	6,394,279
BioMimetic Therapeutics, Inc.	103,400	1,616,142
Bristol-Myers Squibb Co.	827,600	26,119,056
Cadence Pharmaceuticals, Inc.	39,700	481,561
China Shineway Pharmaceutical Group Ltd.	418,000	329,837
Chugai Pharmaceutical Co. Ltd.	48,400	870,461
Collagenex Pharmaceuticals, Inc. (a)	83,600	1,036,640
Eczacibasi ILAC Sanayi TAS (a)	95,000	437,905
Elan Corp. PLC sponsored ADR (a)	30,000	657,900
Endo Pharmaceuticals Holdings, Inc. (a)	45,900	1,571,157
Eurand NV	71,599	1,121,956
Inspire Pharmaceuticals, Inc. (a)	79,400	501,808
Javelin Pharmaceuticals, Inc. (a)	198,315	1,227,570
Jazz Pharmaceuticals, Inc.	38,400	614,016
Johnson & Johnson	839,900	51,754,638
Merck & Co., Inc.	1,077,500	53,659,503
Nastech Pharmaceutical Co., Inc. (a)(d)	130,800	1,427,028
Nexmed, Inc. (a)	844,000	1,536,080
Penwest Pharmaceuticals Co. (a)(d)	48,990	610,905
Pfizer, Inc.	1,214,100	31,044,537
Schering-Plough Corp.	433,500	13,195,740
Shire PLC	18,600	459,606
Shire PLC sponsored ADR	126,600	9,384,858
Sirtris Pharmaceuticals, Inc.	3,900	38,493
Teva Pharmaceutical Industries Ltd. sponsored ADR	75,600	3,118,500
Valeant Pharmaceuticals International	37,900	632,551
Wyeth	315,400	18,085,036
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Xenoport, Inc. (a)(d)	90,900	$ 4,037,778
Yuhan Corp.	4,942	925,438
		261,016,290
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	30,700	1,165,679
TOTAL COMMON STOCKS (Cost $670,615,956)		763,234,989
Convertible Bonds - 0.1%
	Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $851,000)	$ 851,000	1,004,180
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	9,635,102	9,635,102
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	18,085,250	18,085,250
TOTAL MONEY MARKET FUNDS (Cost $27,720,352)		27,720,352
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $699,187,308)		791,959,521
NET OTHER ASSETS - (2.5)%		(19,358,431)
NET ASSETS - 100%		$ 772,601,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,004,180 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 751,814
Fidelity Securities Lending Cash Central Fund	141,894
Total	$ 893,708
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $700,593,150. Net unrealized appreciation aggregated $91,366,371, of which $108,300,902 related to appreciated investment securities and $16,934,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

(formerly Fidelity High Income
Central Investment Portfolio 1)

June 30, 2007

1.816013.103

HP1-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.4%
	Principal Amount	Value
Convertible Bonds - 0.1%
Energy - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 360,000	$ 389,988
Nonconvertible Bonds - 85.3%
Aerospace - 0.8%
Bombardier, Inc.:
7.45% 5/1/34 (c)	1,210,000	1,167,650
8% 11/15/14 (c)	570,000	587,100
L-3 Communications Corp. 7.625% 6/15/12	795,000	808,913
		2,563,663
Air Transportation - 3.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,598,981
8.608% 10/1/12	390,000	405,600
Continental Airlines, Inc.:
7.339% 4/19/14	490,000	483,875
7.875% 7/2/18	421,989	427,264
9.558% 9/1/19	728,801	798,037
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	447,908	451,268
7.73% 9/15/12	225,932	225,932
8.312% 10/2/12	132,893	133,890
8.388% 5/1/22	253,388	261,623
9.798% 4/1/21	4,451,295	4,851,912
United AirLines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	760,000	752,400
		10,390,782
Automotive - 4.7%
ArvinMeritor, Inc. 8.125% 9/15/15	340,000	326,400
Ford Motor Co. 9.98% 2/15/47	630,000	567,000
Ford Motor Credit Co. LLC:
7.25% 10/25/11	1,835,000	1,766,063
7.8% 6/1/12	670,000	650,738
8% 12/15/16	1,260,000	1,203,300
8.105% 1/13/12 (d)	2,440,000	2,421,700
General Motors Acceptance Corp.:
6.75% 12/1/14	2,760,000	2,635,800
8% 11/1/31	1,145,000	1,167,900
General Motors Corp. 8.375% 7/15/33	480,000	435,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
GMAC LLC:
6% 12/15/11	$ 1,190,000	$ 1,130,500
6.625% 5/15/12	2,090,000	2,016,850
		14,321,851
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	815,000	806,850
Cable TV - 1.2%
Charter Communications Holdings I LLC:
9.92% 4/1/14	730,000	664,300
10% 5/15/14	230,000	212,175
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	573,375
EchoStar Communications Corp. 6.625% 10/1/14	595,000	571,200
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	1,580,000	1,564,200
		3,585,250
Capital Goods - 1.3%
Leucadia National Corp. 7% 8/15/13	655,000	645,175
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,315,875
		3,961,050
Chemicals - 2.2%
Chemtura Corp. 6.875% 6/1/16	875,000	825,825
Equistar Chemicals LP 7.55% 2/15/26	705,000	648,600
Lyondell Chemical Co. 8% 9/15/14	1,360,000	1,394,000
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	800,000	802,000
Nalco Co. 7.75% 11/15/11	655,000	668,100
Nell AF Sarl 8.375% 8/15/15 (c)	350,000	333,375
Phibro Animal Health Corp.:
10% 8/1/13 (c)	1,120,000	1,170,400
13% 8/1/14 (c)	660,000	696,300
		6,538,600
Consumer Products - 0.9%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,868,525
Diversified Financial Services - 1.1%
Leucadia National Corp. 7.125% 3/15/17 (c)	1,560,000	1,513,200
NSG Holdings II, LLC 7.75% 12/15/25 (c)	1,620,000	1,668,600
		3,181,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 2.0%
AES Gener SA 7.5% 3/25/14	$ 1,780,000	$ 1,851,200
NRG Energy, Inc. 7.25% 2/1/14	500,000	501,250
Reliant Energy, Inc.:
7.625% 6/15/14	670,000	653,250
7.875% 6/15/17	650,000	633,750
Tenaska Alabama Partners LP 7% 6/30/21 (c)	894,832	912,728
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,495,000	1,584,700
Utilicorp United, Inc. 9.95% 2/1/11 (d)	36,000	38,520
		6,175,398
Energy - 11.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,395,000	2,409,969
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	2,003,875
8.875% 2/1/17 (c)	770,000	760,375
Chesapeake Energy Corp.:
6.5% 8/15/17	1,455,000	1,378,613
7.5% 6/15/14	1,055,000	1,076,100
7.75% 1/15/15	1,590,000	1,621,800
Complete Production Services, Inc. 8% 12/15/16 (c)	770,000	777,700
Energy Partners Ltd.:
9.75% 4/15/14 (c)	1,060,000	1,053,375
10.48% 4/15/13 (c)(d)	1,160,000	1,168,700
Forest Oil Corp.:
7.25% 6/15/19 (c)	1,100,000	1,064,250
7.75% 5/1/14	625,000	631,250
8% 12/15/11	625,000	640,625
Hanover Equipment Trust 8.75% 9/1/11	535,000	552,388
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (c)	2,500,000	2,425,000
OPTI Canada, Inc. 8.25% 12/15/14 (c)	510,000	518,925
Pan American Energy LLC 7.75% 2/9/12 (c)	1,630,000	1,638,150
Parker Drilling Co.:
9.625% 10/1/13	2,045,000	2,188,150
10.11% 9/1/10 (d)	2,297,000	2,322,841
Petrohawk Energy Corp. 9.125% 7/15/13	675,000	713,813
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	676,800
Plains Exploration & Production Co. 7% 3/15/17	1,790,000	1,704,975
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,266,763
Seitel, Inc. 9.75% 2/15/14 (c)	880,000	866,800
Tesoro Corp. 6.5% 6/1/17 (c)	1,260,000	1,237,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
W&T Offshore, Inc. 8.25% 6/15/14 (c)	$ 1,000,000	$ 985,000
		34,684,187
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	236,600
Food and Drug Retail - 0.1%
Albertsons, Inc. 7.75% 6/15/26	265,000	268,975
Food/Beverage/Tobacco - 1.4%
Dean Foods Co. 6.9% 10/15/17	340,000	321,300
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,179,350
Pierre Foods, Inc. 9.875% 7/15/12	535,000	541,688
Smithfield Foods, Inc. 7.75% 7/1/17	500,000	496,250
Swift & Co.:
10.125% 10/1/09	1,010,000	1,040,300
12.5% 1/1/10	550,000	574,750
		4,153,638
Gaming - 6.0%
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,162,069
MGM Mirage, Inc.:
6.625% 7/15/15	1,420,000	1,302,850
6.75% 9/1/12	575,000	557,031
6.875% 4/1/16	1,535,000	1,431,388
7.625% 1/15/17	1,400,000	1,331,750
Mohegan Tribal Gaming Authority 7.125% 8/15/14	840,000	831,600
Park Place Entertainment Corp. 7% 4/15/13	1,185,000	1,238,325
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	665,000	671,650
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,216,050
7.25% 5/1/12	945,000	949,725
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	535,000	551,719
9.1488% 2/1/14 (c)(d)	750,000	753,750
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	956,250
9% 1/15/12	2,920,000	3,007,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,115,000	2,141,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	$ 130,000	$ 125,450
		18,228,645
Healthcare - 6.8%
Community Health Systems, Inc. 8.875% 7/15/15 (c)	1,430,000	1,449,734
FMC Finance III SA 6.875% 7/15/17 (c)	1,270,000	1,246,188
HCA, Inc.:
6.5% 2/15/16	880,000	743,600
9.125% 11/15/14 (c)	1,200,000	1,263,000
9.25% 11/15/16 (c)	1,210,000	1,288,650
9.625% 11/15/16 pay-in-kind (c)	155,000	166,819
HealthSouth Corp. 10.75% 6/15/16	1,145,000	1,236,600
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,080,000	1,074,600
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,687,250
Rural/Metro Corp. 9.875% 3/15/15	1,080,000	1,112,400
Service Corp. International 7.5% 4/1/27 (c)	1,790,000	1,700,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,140,000	1,234,050
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	690,000	686,550
9.25% 5/1/17 pay-in-kind (c)	880,000	875,600
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	1,920,000	1,872,000
Ventas Realty LP 6.625% 10/15/14	1,675,000	1,651,969
Viant Holdings, Inc. 10.125% 7/15/17 (c)	1,244,000	1,250,220
		20,539,730
Homebuilding/Real Estate - 1.4%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	2,370,000	2,358,150
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	755,000	653,075
KB Home 7.75% 2/1/10	660,000	660,000
Realogy Corp.:
10.5% 4/15/14 (c)	135,000	128,925
12.375% 4/15/15 (c)	135,000	123,363
TOUSA, Inc.:
7.5% 3/15/11	260,000	170,300
10.375% 7/1/12	260,000	192,400
		4,286,213
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 1.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	$ 1,815,000	$ 1,887,600
Host Marriott LP 7.125% 11/1/13	1,220,000	1,220,000
		3,107,600
Insurance - 0.1%
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	145,000	142,100
9.75% 5/15/15 (c)	145,000	142,825
		284,925
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	340,000	324,700
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,147,900
Six Flags, Inc.:
9.625% 6/1/14	135,000	124,875
9.75% 4/15/13	470,000	441,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	1,498,680
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	263,250
10.1063% 5/1/10 (d)	1,700,000	1,742,500
		6,543,705
Metals/Mining - 6.5%
Arch Western Finance LLC 6.75% 7/1/13	2,240,000	2,156,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	805,000	829,150
0% 6/1/13 (b)	6,345,000	6,313,275
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,040,000	1,917,600
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	1,030,000	1,087,938
10% 9/1/13 (c)	665,000	732,331
10.625% 9/1/16 (c)	75,000	88,219
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15	630,000	663,075
Massey Energy Co. 6.875% 12/15/13	2,200,000	2,002,000
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	490,000	484,488
Peabody Energy Corp.:
7.375% 11/1/16	1,160,000	1,186,100
7.875% 11/1/26	745,000	774,800
PNA Group, Inc. 10.75% 9/1/16 (c)	630,000	686,700
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	620,000	626,200
		19,547,876
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 1.0%
Catalyst Paper Corp. 8.625% 6/15/11	$ 370,000	$ 357,050
Georgia-Pacific Corp. 7% 1/15/15 (c)	1,790,000	1,727,350
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	985,000	955,450
		3,039,850
Publishing/Printing - 1.2%
Scholastic Corp. 5% 4/15/13	950,000	838,375
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	1,090,000	1,019,150
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	440,000	330,550
10.5% 1/15/15 (c)	680,000	659,600
Valassis Communications, Inc. 8.25% 3/1/15 (c)	830,000	796,800
		3,644,475
Restaurants - 1.4%
Carrols Corp. 9% 1/15/13	1,540,000	1,513,050
Friendly Ice Cream Corp. 8.375% 6/15/12	2,110,000	2,204,950
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	450,000	436,500
		4,154,500
Services - 4.0%
Aramark Corp. 8.5% 2/1/15 (c)	760,000	771,400
Ashtead Capital, Inc. 9% 8/15/16 (c)	900,000	942,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	1,800,000	1,854,000
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,600,850
7.75% 10/1/16	1,165,000	1,192,669
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	123,525
8.625% 4/1/13	1,885,000	1,903,850
Penhall International Corp. 12% 8/1/14 (c)	520,000	561,600
Rental Service Corp. 9.5% 12/1/14 (c)	730,000	744,600
Rural/Metro Corp. 0% 3/15/16 (b)	2,860,000	2,316,600
		12,011,844
Shipping - 6.2%
Britannia Bulk PLC 11% 12/1/11	335,000	341,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	2,090,000	2,194,500
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	11,123,991
Teekay Corp. 8.875% 7/15/11	4,840,000	5,178,800
		18,838,991
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (c)	$ 1,020,000	$ 1,020,000
Steels - 0.8%
RathGibson, Inc. 11.25% 2/15/14	1,430,000	1,505,075
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	1,080,000	1,047,600
		2,552,675
Super Retail - 3.4%
Michaels Stores, Inc. 10% 11/1/14 (c)	1,950,000	2,013,375
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	5,667,400
Nebraska Book Co., Inc. 8.625% 3/15/12	1,740,000	1,722,600
Toys 'R' US, Inc. 7.625% 8/1/11	865,000	804,450
		10,207,825
Technology - 5.3%
Avago Technologies Finance Ltd. 10.125% 12/1/13	110,000	117,150
Celestica, Inc. 7.875% 7/1/11	880,000	847,000
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	900,000	862,920
9.235% 12/15/14 (c)(d)	1,270,000	1,225,550
10.125% 12/15/16 (c)	1,150,000	1,081,000
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	390,000	384,638
Lucent Technologies, Inc.:
6.45% 3/15/29	1,370,000	1,185,050
6.5% 1/15/28	2,150,000	1,881,250
NXP BV:
8.1056% 10/15/13 (d)	690,000	679,650
9.5% 10/15/15	785,000	773,225
Xerox Capital Trust I 8% 2/1/27	7,005,000	7,110,075
		16,147,508
Telecommunications - 6.4%
Cincinnati Bell, Inc. 8.375% 1/15/14	475,000	478,563
Digicel Group Ltd. 8.875% 1/15/15 (c)	1,000,000	978,750
Intelsat Ltd. 11.25% 6/15/16	3,050,000	3,416,000
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	1,570,000	1,548,413
9.25% 11/1/14	4,295,000	4,311,106
MetroPCS Wireless, Inc. 9.25% 11/1/14 (c)	1,000,000	1,030,000
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,303,000	1,343,784
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	1,260,000	1,219,831
Qwest Corp. 8.61% 6/15/13 (d)	1,760,000	1,927,200
Rural Cellular Corp. 8.36% 6/1/13 (c)(d)	670,000	666,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications:
6.875% 9/15/33	$ 520,000	$ 488,800
7.5% 6/15/23	1,345,000	1,338,275
Windstream Corp. 8.625% 8/1/16	500,000	527,500
		19,274,872
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	880,000	886,600
TOTAL NONCONVERTIBLE BONDS		258,055,003
TOTAL CORPORATE BONDS (Cost $256,554,107)		258,444,991
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.1746% 8/1/24 (c)(d) (Cost $625,037)	708,051	651,407
Common Stocks - 0.8%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	73,893	1,455,692
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(e)	144,445	1,053,004
TOTAL COMMON STOCKS (Cost $7,571,010)		2,508,696
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	5,800	286,752
Energy - 0.3%
El Paso Corp. 4.99%	600	876,354
TOTAL CONVERTIBLE PREFERRED STOCKS		1,163,106
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.7%
Telecommunications - 0.7%
Rural Cellular Corp. 12.25% pay-in-kind	1,665	$ 2,031,300
TOTAL PREFERRED STOCKS (Cost $3,031,782)		3,194,406
Floating Rate Loans - 10.4%
	Principal Amount
Air Transportation - 1.1%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 3,380,000	3,354,650
Automotive - 1.4%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	680,000	680,850
Ford Motor Co. term loan 8.36% 12/15/13 (d)	3,405,369	3,409,626
		4,090,476
Cable TV - 2.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (d)	2,320,000	2,296,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	2,979,700	2,975,975
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (d)	1,785,235	1,749,530
Tranche DD 1LN, term loan 9/29/14 (f)	114,765	112,470
		7,134,775
Electric Utilities - 1.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	292,376	292,741
term loan 8.36% 3/30/14 (d)	2,227,624	2,230,409
NRG Energy, Inc.:
term loan:
6/8/14 (f)	126,581	125,948
7.07% 2/1/13 (d)	834,772	833,728
7.07% 2/1/13 (d)	346,555	346,122
		3,828,948
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 1.5%
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	$ 2,030,000	$ 2,030,000
Petroleum Geo-Services ASA term loan 7.11% 6/28/15 (d)	700,000	700,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	1,590,000	1,623,788
8.985% 4/1/14 (d)	300,000	304,875
		4,658,663
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/20/15 (d)	960,000	955,200
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	373,420	374,353
Healthcare - 0.5%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (d)	1,191,423	1,191,423
Tranche DD, term loan 6/28/14 (f)	78,577	78,577
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 11.5% 6/26/15 (d)	340,000	340,000
		1,610,000
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (d)	826,467	825,434
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	1,317,145	1,317,145
Services - 0.3%
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	940,000	954,100
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	750,000	747,188
Tranche 2LN, term loan 11.11% 6/11/15 (d)	730,000	722,700
		1,469,888
Textiles & Apparel - 0.3%
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	1,040,000	1,024,400
TOTAL FLOATING RATE LOANS (Cost $31,623,100)		31,598,032
Cash Equivalents - 3.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) # (Cost $9,446,000)	$ 9,450,215	$ 9,446,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $308,851,036)		305,843,532
NET OTHER ASSETS - (1.0)%		(3,151,259)
NET ASSETS - 100%		$ 302,692,273
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,445,265 or 23.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,053,004 or 0.3% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $319,923 and $316,995, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,446,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 578,331
BNP Paribas Securities Corp.	375,915
Banc of America Securities LLC	2,847,892
Bank of America, NA	1,156,662
Barclays Capital, Inc.	1,131,029
Bear Stearns & Co., Inc.	1,428,401
UBS Securities LLC	1,927,770
$ 9,446,000
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $308,628,903. Net unrealized depreciation aggregated $2,785,371, of which $6,215,872 related to appreciated investment securities and $9,001,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

(formerly Fidelity Industrials
Central Investment Portfolio)

June 30, 2007

1.851901.100

INCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AEROSPACE & DEFENSE - 16.8%
Aerospace & Defense - 16.8%
General Dynamics Corp.	188,400	$ 14,736,648
Honeywell International, Inc.	580,570	32,674,480
Raytheon Co.	324,400	17,481,916
Spirit AeroSystems Holdings, Inc. Class A	142,600	5,140,730
United Technologies Corp.	859,000	60,928,870
		130,962,644
AIR FREIGHT & LOGISTICS - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	127,500	6,696,300
AIRLINES - 2.0%
Airlines - 2.0%
Delta Air Lines, Inc. (a)	232,914	4,588,406
UAL Corp. (a)	129,300	5,248,287
US Airways Group, Inc. (a)	181,499	5,493,975
		15,330,668
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	59,000	6,830,430
AUTOMOBILES - 1.1%
Automobile Manufacturers - 1.1%
DaimlerChrysler AG	91,300	8,395,035
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	114,100	6,729,618
Masco Corp.	405,000	11,530,350
		18,259,968
CHEMICALS - 3.7%
Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc.	218,600	9,581,257
Industrial Gases - 1.4%
Airgas, Inc.	225,500	10,801,450
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - 1.1%
Ecolab, Inc.	91,400	$ 3,902,780
Minerals Technologies, Inc.	62,198	4,164,156
		8,066,936
TOTAL CHEMICALS		28,449,643
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Commercial & Professional Services - 1.6%
The Brink's Co.	205,501	12,718,457
Environmental & Facility Services - 3.4%
Allied Waste Industries, Inc. (a)	1,016,300	13,679,398
Waste Management, Inc.	329,900	12,882,595
		26,561,993
TOTAL COMMERCIAL SERVICES & SUPPLIES		39,280,450
CONSTRUCTION & ENGINEERING - 6.6%
Construction & Engineering - 6.6%
Chicago Bridge & Iron Co. NV (NY Shares)	120,775	4,558,049
Fluor Corp.	109,800	12,228,426
Granite Construction, Inc.	112,200	7,200,996
Infrasource Services, Inc. (a)	47,938	1,778,500
Jacobs Engineering Group, Inc. (a)	114,388	6,578,454
Quanta Services, Inc. (a)	109,200	3,349,164
Shaw Group, Inc. (a)	345,500	15,993,195
		51,686,784
ELECTRICAL EQUIPMENT - 7.5%
Electrical Components & Equipment - 5.5%
AMETEK, Inc.	158,050	6,271,424
Cooper Industries Ltd. Class A	234,300	13,376,187
Emerson Electric Co.	497,200	23,268,960
		42,916,571
Heavy Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	574,100	12,974,660
Suzlon Energy Ltd.	76,543	2,824,205
		15,798,865
TOTAL ELECTRICAL EQUIPMENT		58,715,436
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (a)(d)	68,800	$ 5,362,272
HOUSEHOLD DURABLES - 0.6%
Home Furnishings - 0.6%
Leggett & Platt, Inc. (d)	222,800	4,912,740
INDUSTRIAL CONGLOMERATES - 20.0%
Industrial Conglomerates - 20.0%
3M Co.	324,400	28,154,676
General Electric Co.	1,876,096	71,816,954
Siemens AG sponsored ADR	60,400	8,640,824
Textron, Inc.	80,975	8,916,157
Tyco International Ltd.	1,127,500	38,098,225
		155,626,836
MACHINERY - 15.8%
Construction & Farm Machinery & Heavy Trucks - 3.9%
Bucyrus International, Inc. Class A	88,300	6,249,874
Cummins, Inc. (d)	144,000	14,574,240
Oshkosh Truck Co.	160,492	10,098,157
		30,922,271
Industrial Machinery - 11.9%
Danaher Corp.	309,600	23,374,800
Donaldson Co., Inc.	136,900	4,866,795
Dover Corp.	232,000	11,866,800
Flowserve Corp.	130,992	9,379,027
IDEX Corp.	170,350	6,565,289
Illinois Tool Works, Inc. (d)	328,800	17,817,672
Ingersoll-Rand Co. Ltd. Class A	152,300	8,349,086
SPX Corp.	117,100	10,282,551
		92,502,020
TOTAL MACHINERY		123,424,291
MARINE - 1.0%
Marine - 1.0%
Kirby Corp. (a)	197,200	7,570,508
METALS & MINING - 4.0%
Aluminum - 0.5%
Alcoa, Inc.	95,161	3,856,875
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - 0.9%
Titanium Metals Corp.	212,300	$ 6,772,370
Steel - 2.6%
Arcelor Mittal	117,200	7,313,280
Carpenter Technology Corp.	33,100	4,313,261
Reliance Steel & Aluminum Co.	137,259	7,722,191
Steel Dynamics, Inc.	30,400	1,274,064
		20,622,796
TOTAL METALS & MINING		31,252,041
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Massey Energy Co.	154,100	4,106,765
Peabody Energy Corp.	77,000	3,725,260
		7,832,025
PAPER & FOREST PRODUCTS - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	105,200	1,990,384
ROAD & RAIL - 8.6%
Railroads - 4.9%
Burlington Northern Santa Fe Corp.	222,200	18,918,108
Union Pacific Corp.	166,100	19,126,415
		38,044,523
Trucking - 3.7%
Hertz Global Holdings, Inc.	141,700	3,764,969
Landstar System, Inc.	175,300	8,458,225
Old Dominion Freight Lines, Inc. (a)	256,799	7,742,490
Ryder System, Inc.	173,000	9,307,400
		29,273,084
TOTAL ROAD & RAIL		67,317,607
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	76,400	4,618,380
TOTAL COMMON STOCKS (Cost $662,061,753)		774,514,442
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	$ 441,000
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	2,894,878	2,894,878
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	10,656,450	10,656,450
TOTAL MONEY MARKET FUNDS (Cost $13,551,328)		13,551,328
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $675,795,171)		788,506,770
NET OTHER ASSETS - (1.2)%		(9,461,744)
NET ASSETS - 100%		$ 779,045,026
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 289,182
Fidelity Securities Lending Cash Central Fund	54,537
Total	$ 343,719
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $675,859,113. Net unrealized appreciation aggregated $112,647,657, of which $119,369,601 related to appreciated investment securities and $6,721,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

(formerly Fidelity Information Technology
Central Investment Portfolio)

June 30, 2007

1.851902.100

ITCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
Kenexa Corp. (a)	54,500	$ 2,055,195
Taleo Corp. Class A (a)	5,800	130,674
		2,185,869
COMMUNICATIONS EQUIPMENT - 24.1%
Communications Equipment - 24.1%
AAC Acoustic Technology Holdings, Inc. (a)	1,670,000	1,881,612
Acme Packet, Inc.	84,100	966,309
Adtran, Inc.	85,800	2,228,226
Alcatel-Lucent SA sponsored ADR (d)	1,182,800	16,559,200
AudioCodes Ltd. (a)	264,100	1,484,242
Avocent Corp. (a)	262,547	7,616,488
Balda AG	114,500	1,644,171
Cisco Systems, Inc. (a)	1,122,300	31,256,055
Comtech Group, Inc. (a)	580,783	9,588,727
Comverse Technology, Inc. (a)	456,600	9,520,110
Corning, Inc. (a)	542,500	13,860,875
F5 Networks, Inc. (a)	208,301	16,789,061
Finisar Corp. (a)(d)	1,813,900	6,856,542
Foxconn International Holdings Ltd. (a)	502,000	1,438,101
Gemtek Technology Corp.	426,000	1,099,481
Harris Stratex Networks, Inc. (a)	183,900	3,306,522
Infinera Corp.	2,800	69,776
Juniper Networks, Inc. (a)(d)	1,206,300	30,362,571
Mogem Co. Ltd. (e)	398,390	4,506,334
Nokia Corp. sponsored ADR	129,800	3,648,678
Opnext, Inc.	50,000	662,000
Optium Corp.	47,800	604,670
Powerwave Technologies, Inc. (a)(d)	1,433,400	9,603,780
QUALCOMM, Inc.	1,158,500	50,267,315
Research In Motion Ltd. (a)	124,200	24,838,758
Sonus Networks, Inc. (a)	633,600	5,398,272
Starent Networks Corp.	1,300	19,110
		256,076,986
COMPUTERS & PERIPHERALS - 12.3%
Computer Hardware - 6.1%
Apple, Inc. (a)	344,200	42,006,168
High Tech Computer Corp.	84,000	1,506,048
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Palm, Inc. (a)	328,200	$ 5,254,482
Sun Microsystems, Inc. (a)	3,029,000	15,932,540
		64,699,238
Computer Storage & Peripherals - 6.2%
Data Domain, Inc.	4,100	94,300
EMC Corp. (a)	746,300	13,508,030
Network Appliance, Inc. (a)	515,300	15,046,760
SanDisk Corp. (a)	723,100	35,388,514
STEC, Inc. (a)	367,780	2,364,825
		66,402,429
TOTAL COMPUTERS & PERIPHERALS		131,101,667
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	68,500	3,679,820
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	13,100	263,310
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	16,100	466,417
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		729,727
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	145,500	5,306,385
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
Electronic Equipment & Instruments - 2.1%
AuthenTec, Inc.	26,500	274,275
Chi Mei Optoelectronics Corp.	496,000	590,837
China Security & Surveillance Tech, Inc. (a)	599,100	9,076,365
Chunghwa Picture Tubes LTD. (a)	2,716,000	734,166
Cogent, Inc. (a)	100,000	1,469,000
Motech Industries, Inc.	265,000	3,480,452
Motech Industries, Inc. GDR (a)(f)	107,809	1,455,422
Tektronix, Inc.	140,400	4,737,096
		21,817,613
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Manufacturing Services - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	898,463	$ 7,793,631
KEMET Corp. (a)	500,000	3,525,000
Molex, Inc.	150,400	4,513,504
		15,832,135
Technology Distributors - 0.7%
Brightpoint, Inc. (a)	346,100	4,772,719
Mellanox Technologies Ltd.	1,100	22,792
Wolfson Microelectronics PLC (a)	482,500	2,938,214
		7,733,725
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		45,383,473
HOUSEHOLD DURABLES - 1.0%
Consumer Electronics - 0.9%
Merry Electronics Co. Ltd.	234,000	857,666
Tele Atlas NV (a)(d)	398,000	8,553,813
		9,411,479
Household Appliances - 0.1%
iRobot Corp. (a)(d)	44,000	873,400
TOTAL HOUSEHOLD DURABLES		10,284,879
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	1,700	41,123
INTERNET SOFTWARE & SERVICES - 9.7%
Internet Software & Services - 9.7%
Equinix, Inc. (a)	48,300	4,418,001
Google, Inc. Class A (sub. vtg.) (a)	127,440	66,699,547
LivePerson, Inc. (a)	483,200	2,585,120
Marchex, Inc. Class B (d)	389,300	6,353,376
Omniture, Inc.	229,800	5,267,016
Openwave Systems, Inc.	88,100	551,506
SAVVIS, Inc. (a)	125,800	6,228,358
Switch & Data Facilities Co., Inc.	3,400	65,246
Visual Sciences, Inc. (a)	396,500	6,133,855
Yahoo!, Inc. (a)	192,900	5,233,377
		103,535,402
Common Stocks - continued
	Shares	Value
IT SERVICES - 2.0%
Data Processing & Outsourced Services - 0.9%
The Western Union Co.	490,800	$ 10,223,364
IT Consulting & Other Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	81,100	6,089,799
Isilon Systems, Inc.	41,400	638,388
RightNow Technologies, Inc. (a)(d)	284,200	4,663,722
		11,391,909
TOTAL IT SERVICES		21,615,273
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Shin Zu Shing Co. Ltd.	220,000	1,693,341
MEDIA - 1.4%
Advertising - 1.4%
Focus Media Holding Ltd. ADR (a)(d)	294,200	14,857,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 31.6%
Semiconductor Equipment - 1.5%
ASML Holding NV (NY Shares) (a)	312,700	8,583,615
FormFactor, Inc. (a)	133,200	5,101,560
Global Unichip Corp.	162,000	1,694,716
LTX Corp. (a)	132,100	734,476
		16,114,367
Semiconductors - 30.1%
Advanced Analog Technology, Inc.	451,000	4,352,963
Advanced Analogic Technologies, Inc. (a)	156,600	1,519,020
Advanced Micro Devices, Inc. (a)(d)	2,144,000	30,659,200
Altera Corp.	321,200	7,108,156
AMIS Holdings, Inc. (a)	264,565	3,312,354
Applied Micro Circuits Corp. (a)	2,105,605	5,264,013
Atheros Communications, Inc. (a)	326,800	10,078,512
Atmel Corp. (a)	1,113,900	6,193,284
Broadcom Corp. Class A (a)	1,009,300	29,522,025
Cavium Networks, Inc.	14,371	325,072
Cirrus Logic, Inc. (a)	253,700	2,105,710
Cypress Semiconductor Corp. (a)	433,600	10,098,544
Diodes, Inc. (a)	39,400	1,645,738
Global Mixed-Mode Tech, Inc.	172,000	2,185,461
Hittite Microwave Corp. (a)	134,200	5,734,366
Ikanos Communications, Inc. (a)	347,259	2,642,641
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Infineon Technologies AG sponsored ADR (a)	1,165,300	$ 19,262,409
Integrated Device Technology, Inc. (a)	355,700	5,431,539
Intel Corp.	1,526,600	36,272,016
Lattice Semiconductor Corp. (a)	451,100	2,580,292
LSI Corp. (a)	712,216	5,348,742
Marvell Technology Group Ltd. (a)	3,076,120	56,016,145
Maxim Integrated Products, Inc.	395,900	13,227,019
Micrel, Inc.	157,700	2,005,944
Micron Technology, Inc. (a)(d)	416,100	5,213,733
Microsemi Corp. (a)	46,800	1,120,860
Mindspeed Technologies, Inc. (a)	2,334,600	5,159,466
Monolithic Power Systems, Inc. (a)(d)	210,000	3,664,500
National Semiconductor Corp.	127,300	3,598,771
NVIDIA Corp. (a)	32,300	1,334,313
Omnivision Technologies, Inc. (a)(d)	54,300	983,373
ON Semiconductor Corp. (a)	100,000	1,072,000
PixArt Imaging, Inc.	206,000	3,089,371
PMC-Sierra, Inc. (a)	562,500	4,348,125
Richtek Technology Corp.	643,000	10,212,584
Semtech Corp. (a)	169,100	2,930,503
Silicon Laboratories, Inc. (a)	158,600	5,489,146
SiRF Technology Holdings, Inc. (a)(d)	172,700	3,581,798
Spreadtrum Communications, Inc. ADR	13,500	196,155
Supertex, Inc. (a)	45,401	1,422,867
Taiwan Semiconductor Manufacturing Co. Ltd.	5,074	10,988
Vimicro International Corp. sponsored ADR (a)	536	3,109
Volterra Semiconductor Corp. (a)(d)	201,700	2,864,140
Zoran Corp. (a)	31,000	621,240
		319,808,207
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		335,922,574
SOFTWARE - 11.8%
Application Software - 6.0%
Adobe Systems, Inc. (a)	240,000	9,636,000
Ansys, Inc. (a)	229,800	6,089,700
Concur Technologies, Inc. (a)	71,400	1,631,490
Informatica Corp. (a)	340,900	5,035,093
Opsware, Inc. (a)	1,079,300	10,264,143
Salesforce.com, Inc. (a)	381,051	16,331,846
Smith Micro Software, Inc. (a)	546,475	8,229,914
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
SourceForge, Inc. (a)	595,211	$ 2,511,790
Verint Systems, Inc. (a)	128,200	4,012,660
		63,742,636
Home Entertainment Software - 1.6%
Gameloft (a)	434,000	3,547,749
Nintendo Co. Ltd.	24,200	8,876,560
Take-Two Interactive Software, Inc. (a)	109,600	2,188,712
THQ, Inc. (a)	66,100	2,017,372
		16,630,393
Systems Software - 4.2%
CommVault Systems, Inc.	63,100	1,089,737
Oracle Corp. (a)	269,900	5,319,729
Red Hat, Inc. (a)	985,100	21,948,028
Sandvine Corp. (a)	1,838,200	10,181,065
Sandvine Corp. (U.K.) (a)	1,187,500	6,378,855
Sourcefire, Inc.	1,700	23,783
		44,941,197
TOTAL SOFTWARE		125,314,226
TOTAL COMMON STOCKS (Cost $908,096,151)		1,057,727,845
Money Market Funds - 6.9%

Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c) (Cost $73,394,966)	73,394,966	73,394,966
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $981,491,117)		1,131,122,811
NET OTHER ASSETS - (6.4)%		(68,221,924)
NET ASSETS - 100%		$ 1,062,900,887
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,455,422 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 351,861
Fidelity Securities Lending Cash Central Fund	389,579
Total	$ 741,440
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 4,304,743	$ 3,252,780	$ -	$ 17,537	$ 4,506,334
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $987,923,023. Net unrealized appreciation aggregated $143,199,788, of which $166,627,521 related to appreciated investment securities and $23,427,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

(formerly Fidelity Materials
Central Investment Portfolio)

June 30, 2007

1.851903.100

MTCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CHEMICALS - 49.8%
Commodity Chemicals - 4.6%
Celanese Corp. Class A	191,200	$ 7,414,736
Lyondell Chemical Co.	102,100	3,789,952
		11,204,688
Diversified Chemicals - 18.2%
Cabot Corp.	21,800	1,039,424
Dow Chemical Co.	233,500	10,325,370
E.I. du Pont de Nemours & Co.	374,900	19,059,917
Eastman Chemical Co.	15,900	1,022,847
FMC Corp.	13,840	1,237,158
Hercules, Inc. (a)	127,605	2,507,438
Huntsman Corp.	113,600	2,761,616
PPG Industries, Inc.	74,700	5,685,417
		43,639,187
Fertilizers & Agricultural Chemicals - 8.8%
Agrium, Inc.	53,900	2,362,442
Monsanto Co.	257,700	17,405,058
The Mosaic Co. (a)	35,900	1,400,818
		21,168,318
Industrial Gases - 9.4%
Air Products & Chemicals, Inc.	99,800	8,020,926
Airgas, Inc.	102,100	4,890,590
Praxair, Inc.	133,700	9,625,063
		22,536,579
Specialty Chemicals - 8.8%
Albemarle Corp.	24,200	932,426
Chemtura Corp.	90,304	1,003,277
Cytec Industries, Inc.	18,400	1,173,368
Ecolab, Inc.	72,800	3,108,560
H.B. Fuller Co.	36,700	1,096,963
Lubrizol Corp.	40,800	2,633,640
Minerals Technologies, Inc.	18,300	1,225,185
Nalco Holding Co.	41,900	1,150,155
Rohm & Haas Co.	101,100	5,528,148
Sigma Aldrich Corp.	50,600	2,159,102
Valspar Corp.	36,700	1,042,647
		21,053,471
TOTAL CHEMICALS		119,602,243
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 3.2%
Construction Materials - 3.2%
Martin Marietta Materials, Inc.	7,500	$ 1,215,150
Polaris Minerals Corp. (a)(e)	265,000	3,266,322
Vulcan Materials Co.	27,000	3,092,580
		7,574,052
CONTAINERS & PACKAGING - 4.6%
Metal & Glass Containers - 1.9%
Ball Corp.	21,600	1,148,472
Crown Holdings, Inc. (a)	41,400	1,033,758
Owens-Illinois, Inc.	37,900	1,326,500
Pactiv Corp. (a)	30,500	972,645
		4,481,375
Paper Packaging - 2.7%
Bemis Co., Inc.	30,500	1,011,990
Packaging Corp. of America	85,300	2,158,943
Smurfit-Stone Container Corp.	90,300	1,201,893
Temple-Inland, Inc.	35,000	2,153,550
		6,526,376
TOTAL CONTAINERS & PACKAGING		11,007,751
INDUSTRIAL CONGLOMERATES - 3.2%
Industrial Conglomerates - 3.2%
3M Co.	87,400	7,585,446
METALS & MINING - 29.6%
Aluminum - 5.2%
Alcoa, Inc.	307,000	12,442,710
Diversified Metals & Mining - 6.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	125,663	10,407,410
Rio Tinto PLC sponsored ADR	4,400	1,346,928
Titanium Metals Corp. (d)	130,644	4,167,544
		15,921,882
Gold - 3.4%
Goldcorp, Inc.	83,000	1,970,495
Meridian Gold, Inc. (a)	81,800	2,256,044
Newmont Mining Corp.	97,200	3,796,632
		8,023,171
Steel - 14.4%
Allegheny Technologies, Inc. (d)	32,500	3,408,600
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Arcelor Mittal	38,700	$ 2,414,880
Carpenter Technology Corp.	26,300	3,427,153
Chaparral Steel Co.	34,800	2,501,076
Commercial Metals Co.	32,100	1,084,017
Nucor Corp.	112,200	6,580,530
Reliance Steel & Aluminum Co.	83,400	4,692,084
Ryerson Tull, Inc.	50,200	1,890,030
Steel Dynamics, Inc.	99,000	4,149,090
United States Steel Corp.	41,400	4,502,250
		34,649,710
TOTAL METALS & MINING		71,037,473
OIL, GAS & CONSUMABLE FUELS - 1.9%
Coal & Consumable Fuels - 1.9%
Cameco Corp.	22,400	1,135,508
Coalcorp Mining, Inc. (a)	270,571	1,137,911
CONSOL Energy, Inc. (d)	24,402	1,125,176
Peabody Energy Corp.	23,605	1,142,010
		4,540,605
PAPER & FOREST PRODUCTS - 5.0%
Forest Products - 2.7%
Weyerhaeuser Co.	81,300	6,417,009
Paper Products - 2.3%
International Paper Co. (d)	115,500	4,510,275
MeadWestvaco Corp.	33,100	1,169,092
		5,679,367
TOTAL PAPER & FOREST PRODUCTS		12,096,376
TOTAL COMMON STOCKS (Cost $196,539,719)		233,443,946
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	13,465,377	$ 13,465,377
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	8,855,350	8,855,350
TOTAL MONEY MARKET FUNDS (Cost $22,320,727)		22,320,727
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $218,860,446)		255,764,673
NET OTHER ASSETS - (6.6)%		(15,766,067)
NET ASSETS - 100%		$ 239,998,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,266,322 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 312,992
Fidelity Securities Lending Cash Central Fund	24,438
Total	$ 337,430
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $218,873,693. Net unrealized appreciation aggregated $36,890,980, of which $40,035,729 related to appreciated investment securities and $3,144,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

(formerly Fidelity Telecom Services
Central Investment Portfolio)

June 30, 2007

1.851904.100

TSCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.9%
Alternative Carriers - 10.6%
Cogent Communications Group, Inc. (a)	119,300	$ 3,563,491
Global Crossing Ltd. (a)	400	7,552
Iliad Group SA	5,100	517,675
Level 3 Communications, Inc. (a)(d)	2,086,637	12,206,826
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	451,300	9,071,130
		25,366,674
Integrated Telecommunication Services - 53.3%
AT&T, Inc. (d)	2,246,992	93,250,168
Cbeyond, Inc. (a)	42,400	1,632,824
Cincinnati Bell, Inc.	14,500	83,810
Consolidated Communications Holdings, Inc.	44,200	998,920
NeuStar, Inc. Class A (a)	13,800	399,786
NTELOS Holding Corp.	89,151	2,464,134
Qwest Communications International, Inc. (a)(d)	1,145,500	11,111,350
Telefonica SA	32,900	732,135
Telefonica SA sponsored ADR	13,900	927,964
Telenor ASA sponsored ADR	67,200	3,964,800
Verizon Communications, Inc.	272,700	11,227,059
Windstream Corp.	69,296	1,022,809
		127,815,759
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		153,182,433
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
SAVVIS, Inc. (a)	108,800	5,386,688
MEDIA - 0.2%
Broadcasting & Cable TV - 0.2%
Liberty Global, Inc. Class A (a)	7,100	291,384
Virgin Media, Inc.	7,500	182,775
		474,159
SOFTWARE - 7.2%
Application Software - 7.2%
Smith Micro Software, Inc. (a)(d)	192,200	2,894,532
Synchronoss Technologies, Inc.	491,005	14,406,087
		17,300,619
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 26.2%
Wireless Telecommunication Services - 26.2%
ALLTEL Corp.	45,200	$ 3,053,260
America Movil SAB de CV Series L sponsored ADR	19,900	1,232,407
American Tower Corp. Class A (a)	226,800	9,525,600
Clearwire Corp. (d)	8,900	217,427
Crown Castle International Corp. (a)	251,900	9,136,413
Dobson Communications Corp. Class A (a)	635,600	7,061,516
Leap Wireless International, Inc. (a)	60,900	5,146,050
MetroPCS Communications, Inc.	22,700	750,008
NII Holdings, Inc. (a)	3,300	266,442
Orascom Telecom Holding SAE unit	14,600	947,540
SBA Communications Corp. Class A (a)	295,800	9,935,922
Sprint Nextel Corp.	481,939	9,980,957
Vodafone Group PLC sponsored ADR	162,600	5,468,238
		62,721,780
TOTAL COMMON STOCKS (Cost $153,430,233)		239,065,679
Money Market Funds - 20.6%

Fidelity Cash Central Fund, 5.32% (b)	403,250	403,250
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	49,038,500	49,038,500
TOTAL MONEY MARKET FUNDS (Cost $49,441,750)		49,441,750
TOTAL INVESTMENT PORTFOLIO - 120.4% (Cost $202,871,983)		288,507,429
NET OTHER ASSETS - (20.4)%		(48,854,909)
NET ASSETS - 100%		$ 239,652,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106,166
Fidelity Securities Lending Cash Central Fund	54,672
Total	$ 160,838
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $203,003,915. Net unrealized appreciation aggregated $85,503,514, of which $86,043,712 related to appreciated investment securities and $540,198 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

(formerly Fidelity Utilities
Central Investment Portfolio)

June 30, 2007

1.851905.100

UTCIP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRIC UTILITIES - 46.2%
Electric Utilities - 46.2%
Allegheny Energy, Inc. (a)	67,600	$ 3,497,624
American Electric Power Co., Inc.	223,000	10,043,920
Cleco Corp.	50,000	1,225,000
DPL, Inc.	171,800	4,868,812
Duke Energy Corp.	249,400	4,564,020
Edison International	90,900	5,101,308
Entergy Corp.	131,100	14,073,585
Exelon Corp.	287,000	20,836,200
FirstEnergy Corp.	159,100	10,298,543
FPL Group, Inc.	164,700	9,345,078
Great Plains Energy, Inc.	50,800	1,479,296
ITC Holdings Corp.	45,100	1,832,413
Northeast Utilities	65,700	1,863,252
Pepco Holdings, Inc.	77,900	2,196,780
PPL Corp.	238,600	11,164,094
Progress Energy, Inc.	100,300	4,572,677
Reliant Energy, Inc. (a)	146,100	3,937,395
Sierra Pacific Resources (a)	194,400	3,413,664
		114,313,661
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	11,200	872,928
GAS UTILITIES - 4.2%
Gas Utilities - 4.2%
Equitable Resources, Inc.	57,700	2,859,612
ONEOK, Inc.	49,100	2,475,131
Questar Corp.	73,200	3,868,620
Southern Union Co.	39,700	1,293,823
		10,497,186
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 22.5%
Independent Power Producers & Energy Traders - 22.5%
AES Corp. (a)	602,500	13,182,700
Constellation Energy Group, Inc.	217,500	18,959,475
Dynegy, Inc. Class A (a)	171,500	1,618,960
Mirant Corp. (a)	122,900	5,241,685
NRG Energy, Inc. (a)	150,600	6,260,442
TXU Corp.	154,100	10,370,930
		55,634,192
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - 26.0%
Multi-Utilities - 26.0%
Alliant Energy Corp.	49,500	$ 1,923,075
Ameren Corp.	84,700	4,151,147
CenterPoint Energy, Inc. (d)	123,600	2,150,640
CMS Energy Corp.	245,200	4,217,440
Dominion Resources, Inc.	144,900	12,506,319
DTE Energy Co. (d)	74,000	3,568,280
Integrys Energy Group, Inc.	32,500	1,648,725
MDU Resources Group, Inc.	104,600	2,932,984
NiSource, Inc.	162,900	3,373,659
Public Service Enterprise Group, Inc.	162,800	14,290,584
Puget Energy, Inc.	48,500	1,172,730
Sempra Energy	157,400	9,322,802
Vectren Corp.	37,900	1,020,647
Wisconsin Energy Corp.	50,400	2,229,192
		64,508,224
TOTAL COMMON STOCKS (Cost $206,432,572)		245,826,191
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.32% (b)	1,429,774	1,429,774
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	4,970,875	4,970,875
TOTAL MONEY MARKET FUNDS (Cost $6,400,649)		6,400,649
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $212,833,221)		252,226,840
NET OTHER ASSETS - (1.9)%		(4,598,901)
NET ASSETS - 100%		$ 247,627,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234,119
Fidelity Securities Lending Cash Central Fund	35,762
Total	$ 269,881
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $212,853,595. Net unrealized appreciation aggregated $39,373,245, of which $41,705,537 related to appreciated investment securities and $2,332,292 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007